                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                         Certified Shareholder Report of
                   Registered Management Investment Companies

                  Investment Company Act File Number: 811-10487

                            Hotchkis and Wiley Funds
               (Exact Name of Registrant as specified in charter)

                       725 S. Figueroa Street, 39th Floor
                          Los Angeles, California 90017
               (Address of principal executive offices) (Zip code)

       Registrant's telephone number, including area code: (213) 430-1000

                     Date of fiscal year end: June 30, 2005

           Date of reporting period: July 1, 2004 - December 31, 2004


                                Anna Marie Lopez
                   Hotchkis and Wiley Capital Management, LLC
                       725 S. Figueroa Street, 39th Floor
                          Los Angeles, California 90071

                     (name and address of agent for service)


                                   Copies to:
                               Julie Allecta, Esq.
                     Paul, Hastings, Janofsky & Walker, LLP
                      55 Second Street, Twenty-Fourth Floor
                         San Francisco, California 94105
                          (Counsel for the Registrant)

Item 1 - Report to Shareholders

[GRAPHIC]

CORE VALUE FUND

LARGE CAP VALUE FUND

MID-CAP VALUE FUND

SMALL CAP VALUE FUND

ALL CAP VALUE FUND

[HOTCHKIS AND WILEY FUNDS LOGO]

DECEMBER 31, 2004

SEMI-ANNUAL REPORT

                               TABLE OF CONTENTS

SHAREHOLDER LETTER                                                        3
FUND PERFORMANCE DATA                                                     6
FUND EXPENSE EXAMPLES                                                    12
SCHEDULE OF INVESTMENTS:
   CORE VALUE FUND                                                       15
   LARGE CAP VALUE FUND                                                  17
   MID-CAP VALUE FUND                                                    19
   SMALL CAP VALUE FUND                                                  21
   ALL CAP VALUE FUND                                                    23
STATEMENTS OF ASSETS AND LIABILITIES                                     24
STATEMENTS OF OPERATIONS                                                 25
STATEMENTS OF CHANGES IN NET ASSETS                                      26
FINANCIAL HIGHLIGHTS                                                     28
NOTES TO THE FINANCIAL STATEMENTS                                        33

DEAR SHAREHOLDER:
We are pleased to present you with this semi-annual report for the Hotchkis and Wiley Funds. The following investment review and semi-annual report represents the activities for the Funds for the six months ended December 31, 2004.

OVERVIEW
U.S. equity markets were conflicted by many issues during the last six months of 2004. Improved corporate earnings and optimism over the economic recovery were tempered by fears of a rise in inflation and higher interest rates. Record high crude oil prices and global uncertainty (outcome of the war in Iraq and continued strife in the Middle East) also had a big impact on investor psychology. By November, however, stocks made impressive gains. Oil prices dropped in November (closing at $49 a barrel), renewing hopes for continued economic expansion well into 2005. Earnings announcements pertaining to third-quarter results and the outlook going forward were largely upbeat. Solid consumer spending and relief that the presidential election yielded a clear winner also helped performance. The year came to a close with mergers and acquisitions dominating the headlines in December, as positive investor sentiment surrounding the deals helped move stocks higher.

The U.S. economy clearly grew during the year; however, stock and commodity volatility remains a concern in the market. The recent increase in stock prices to new cyclical highs brings questions about any remaining upside. In addition, a rising interest rate environment, prospects for decelerating corporate earnings growth and tepid job growth could provide challenges in 2005. In the current market environment, we believe stock selection will be the dominant factor associated with superior investment results. Our value disciplines will continue to focus on stocks that offer attractive appreciation potential and controlled risk.

HOTCHKIS AND WILEY CORE VALUE FUND
The Fund commenced operations on August 30, 2004. This investment review discusses the Fund's performance from inception through December 31, 2004.

The Fund's Class I, Class A and Class C shares had total returns of 15.54%, 15.51% and 15.19%, respectively, compared to the S&P 500 Index return of 10.08% and the style-specific Russell 1000 Value Index return of 12.23%. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. More complete performance information can be found on page 7 of this report to shareholders.)

Relative outperformance (vs. the S&P 500 Index) primarily was due to stock selection within the consumer discretionary, financials and consumer staples sectors. Within the consumer discretionary sector, Sears Roebuck & Co., MGM Mirage and Centex Corp. were the strongest contributors to returns, as all three posted double-digit gains. Sears Roebuck advanced as the company's stock price initially surged in November after Vornado Realty Trust took a significant stake in the company. Following this, Kmart announced its acquisition/merger plans, increasing the stock another 20%. MGM Mirage's stock price rose as travel to Las Vegas continued to be strong and the benefits of MGM's pending acquisition of Mandalay Resort Group became more apparent. Centex Corp. advanced as housing starts remained robust. The financials sector benefited from exposure to the insurance industry, with shares of MetLife Inc. and Prudential Financial Inc. posting double-digit share-price gains as concerns about a rapid increase in the long-term interest rate environment proved unfounded. The consumer staples sector benefited from the Fund's strongest contributor, Altria Group, as the stock price advanced from positive interim rulings related to the federal government's case against the tobacco industry. Weakness in the Fund was primarily due to stock selection within the materials and utilities sectors, as Alcoa Inc. and FirstEnergy Corp. posted losses. Additional weakness included Merck & Co., Safeway Inc. and Albertsons Inc. In the case of Merck & Co., the stock price declined when the company pulled Vioxx from the market due to concerns over the drug's safety.

HOTCHKIS AND WILEY LARGE CAP VALUE FUND
The Fund's Class I, Class A, Class B, Class C and Class R shares had total returns of 14.23%, 14.11%, 13.70%, 13.66% and 13.97%, respectively, outperforming both the passive S&P 500 Index return of 7.19% and the style-specific Russell 1000 Value Index return of 12.08%, for the six months ended December 31, 2004. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. More complete performance information can be found on page 8 of this report to shareholders.)

Positive contributions to returns in the Fund were broad-based, with gains recorded in all 10 economic sectors. The largest contributors to returns (vs. the S&P 500 Index) were the financials and consumer discretionary sectors, as security selection helped the Fund on both an absolute and relative basis. Within the consumer discretionary sector, Sears Roebuck & Co., Lennar Corp. and Caesars Entertainment Inc. were the strongest contributors to returns, as all three posted double-digit gains. Sears Roebuck advanced as the company's stock price initially surged in November after Vornado Realty Trust took a significant stake in the company. Following this, Kmart announced its acquisition/merger plans, increasing the stock another 20%. Caesars Entertainment gained on news of a buyout from Harrah's Entertainment as well as increased sales from conventions held in Las Vegas. Lennar Corp. gained as housing starts remained robust. The financials sector benefited from exposure to the insurance industry, with shares of MetLife Inc. and Prudential Financial Inc. posting double-digit share-price gains as concerns about a rapid increase in the long-term interest rate environment proved unfounded. Additional contributors to performance included Aetna Inc., Altria Group and Electronic Data Systems (EDS). Aetna Inc. was the strongest contributor to returns, as concerns about margin sustainability diminished across the health care industry. Altria Group benefited from positive interim rulings related to the federal government's case against the tobacco industry. EDS gained as the company beat Q3 earnings expectations and as news of modest improvements on its troubled U.S. Navy contract was released. Weakness in the Fund was due to stock selection within the industrials sector, as Waste Management and Cendant Corp. posted losses. Additional weakness included Tenet Healthcare, Albertsons Inc. and Delphi Corp. In the case of Tenet Healthcare, the stock price fell due to disappointing 3rd quarter results as well as investor concerns regarding turnaround efforts.

HOTCHKIS AND WILEY MID-CAP VALUE FUND
The Fund's Class I, Class A, Class B, Class C and Class R shares had total returns of 15.09%, 14.97%, 14.51%, 14.54% and 14.82%, respectively, compared to the Russell Midcap Index return of 12.70% and the Russell Midcap Value Index return of 15.43%, for the six months ended December 31, 2004. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. More complete performance information can be found on page 9 of this report to shareholders.)

Relative outperformance (vs. the Russell Midcap Index) resulted primarily from security selection within the consumer discretionary sector. Leading the advance was the Fund's strongest contributor, Sears Roebuck, as the company's stock price initially surged in November after Vornado Realty Trust took a significant stake in the company. Following this, Kmart announced its acquisition/merger plans, increasing the stock price by an additional 20%. In addition, household durables stocks Beazer Homes USA Inc. and Centex Corp. performed strongly as the housing market remained robust. Additional contributors to performance included St. Joe Co., Electronic Data Systems (EDS) and CSX Corp. In the case of EDS, the stock price increased as the company beat Q3 earnings expectations and as news of modest improvements on its troubled U.S. Navy contract was released. Conversely, stock selection within the financials sector hurt performance, as insurance stocks Allmerica Financial Corp. and CNA Financial Corp. posted losses. In the case of Allmerica Financial, the stock price fell during the third quarter due to lowered expectations about future cash flows from their life insurance company and higher than expected losses from the hurricanes in Florida. The stock subsequently recovered some of its losses during the fourth quarter on news of better than expected Q3 earnings despite the losses. Additional negative contributors included Tenet Healthcare Corp, AirTran Holdings Inc. and Delphi Corp.

HOTCHKIS AND WILEY SMALL CAP VALUE FUND
The Fund's Class I, Class A, Class B and Class C shares had total returns of 14.76%, 14.61%, 14.18% and 14.17%, respectively, outperforming both the Russell 2000 Index return of 10.83% and the Russell 2000 Value Index return of 13.37%, for the six months ended December 31, 2004. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. More complete performance information can be found on page 10 of this report to shareholders.) Small cap stocks continued to post strong relative returns, as the Russell 2000 Index outperformed the S&P 500 Index by over 300 basis points, which is not surprising, as small caps generally perform better when the economic outlook improves. Also noteworthy was the narrowed valuation gap between small cap stocks and their large cap counterparts.

The Fund's outperformance (vs. the Russell 2000 Index) primarily was attributable to security selection within the well-performing consumer discretionary sector. Household durables stocks Beazer Homes USA Inc. and WCI Communities led the surge, as the housing market remains robust. Additional positive contributors to return included Overseas Shipholding Group Inc., Westlake Chemical

Corp. and Alexander & Baldwin Inc., as all three posted strong gains. In the case of Overseas Shipholding Group, the company is benefiting from historically high crude oil prices which are increasing demand for oil tankers. Weakness in the Fund was primarily due to stock selection within the industrials sector, as the Fund's weakest stock, FLYi Inc., posted double-digit losses. The company reported a third-quarter loss and announced that it would take a significant loss in the fourth quarter, causing the share price to decline. Additional negative contributors included Hayes Lemmerz International Inc., Spherion Corp. and AirTran Holdings Inc.

HOTCHKIS AND WILEY ALL CAP VALUE FUND
The Fund's Class I, Class A and Class C shares had total returns of 15.53%, 15.37% and 14.94%, respectively, outperforming both the S&P 500 Index return of 7.19% and the Russell 3000 Value Index return of 12.19%, for the six months ended December 31, 2004. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. More complete performance information can be found on page 11 of this report to shareholders.)

Dominating the Fund's relative outperformance (vs. the S&P 500 Index) was superior stock selection within the consumer discretionary, financials and information technology sectors. When considering the total attribution effect (sector allocation and security selection combined), the consumer discretionary sector added most to the Fund's upside, primarily benefiting from retail holdings such as Sears Roebuck, the Fund's strongest contributor. The company's stock price initially surged in November after Vornado Realty Trust took a significant stake in the company. Following this, Kmart announced its acquisition/merger plans, increasing the stock price by an additional 20%. Household durables stock WCI Communities gained from a strong housing market. Further outperformance was found in the financials sector, with positions in the real estate industry, as Aames Investment Corp., MortgageIT Holdings Inc. and Capital Lease Funding Inc. posted strong gains from continued strength in the housing market buoyed by record low mortgage rates. In addition, the information technology sector benefited from strong performance from Electronic Data Systems
(EDS). EDS gained as the company beat Q3 earnings expectations and as news of modest improvements on its troubled Navy contract was released. Weakness in the Fund was due to stock selection within the industrials, sector as the Fund's weakest stock, FLYi Inc., posted double-digit losses. The company reported a third-quarter loss and announced that it would take a significant loss in the fourth quarter, causing the share price to decline. Additional negative contributors included Allmerica Financial Corp., AmNet Mortgage and Tenet Healthcare Corp.

We appreciate your continued support of the Hotchkis and Wiley Funds, and we look forward to serving your investment needs in the future.

Sincerely,

/s/ Nancy D. Celick       /s/ George H. Davis       /s/ Sheldon Lieberman
Nancy D. Celick           George H. Davis           Sheldon Lieberman
PRESIDENT                 PORTFOLIO MANAGER         PORTFOLIO MANAGER
                          Large Cap Value Fund      Core Value Fund
                          All Cap Value Fund        Large Cap Value Fund

/s/ Patty McKenna         /s/ Jim Miles             /s/ Stanley I. Majcher
Patty McKenna             Jim Miles                 Stanley I. Majcher
PORTFOLIO MANAGER         PORTFOLIO MANAGER         PORTFOLIO MANAGER
Core Value Fund           Mid-Cap Value Fund        Mid-Cap Value Fund
                          Small Cap Value Fund

/s/ David Green           /s/ Joe Huber
David Green               Joe Huber
PORTFOLIO MANAGER         PORTFOLIO MANAGER
Small Cap Value Fund      All Cap Value Fund

JANUARY 28, 2005

THE ABOVE REFLECTS OPINIONS OF PORTFOLIO MANAGERS AS OF DECEMBER 31, 2004. THEY ARE SUBJECT TO CHANGE AND ANY FORECASTS MADE CANNOT BE GUARANTEED. THE FUNDS MIGHT NOT CONTINUE TO HOLD ANY SECURITIES MENTIONED AND HAVE NO OBLIGATION TO DISCLOSE PURCHASES OR SALES IN THESE SECURITIES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE PERFORMANCE.

FUND PERFORMANCE DATA

ABOUT FUND PERFORMANCE
The Large Cap Value Fund and Mid-Cap Value Fund offer five classes of shares. The Small Cap Value Fund offers four classes of shares (currently only to existing investors). The Core Value Fund and the All Cap Value Fund offer three classes of shares. Each share class has its own sales charge and expense structure, allowing you to invest in the way that best suits your needs. The Small Cap Value Fund is closed to new investors. The Mid-Cap Value Fund is available to limited investors.

CLASS I SHARES have no initial sales charge and bear no ongoing distribution and service fees under a 12b-1 plan. Class I shares are available only to eligible investors.

CLASS A SHARES incur a maximum initial sales charge of 5.25% and an annual distribution and service fee of 0.25%.

CLASS B SHARES are subject to a maximum contingent deferred sales charge (CDSC) of 5%, which is reduced in the first six years (5, 4, 3, 3, 2, 1) to 0% after the sixth year. In addition, Class B shares are subject to an annual distribution and service fee of 1.00%. These shares automatically convert to Class A shares after approximately seven years.

CLASS C SHARES are subject to an annual distribution and service fee of 1.00%. In addition, Class C shares are subject to a 1.00% CDSC if redeemed within one year after purchase.

CLASS R SHARES have no initial sales charge or CDSC and are subject to an annual distribution and service fee of 0.50%. Class R shares are available only to certain retirement plans.

None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Funds' investment advisor pays annual operating expenses of the Funds' Class I, Class A, Class B, Class C and Class R shares over certain levels. If the investment advisor did not pay such expenses, net returns would be lower. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid by each class of shares will vary because of the different levels of distribution and service fees, if any, applicable to each class, which are deducted from the income available to be paid to shareholders. Performance of all Funds except the Core Value Fund and the All Cap Value Fund include that of predecessor funds.

Investment by the Small Cap Value Fund, Mid-Cap Value Fund and All Cap Value Fund in small and medium-size companies presents greater risk than investment in larger, more established companies.

MARKET INDEXES
The following are definitions for indexes used in the performance summary tables on the following pages. These indexes are unmanaged and include the reinvestment of dividends, but do not reflect the payment of transaction costs and advisory and other fees associated with an investment in the Funds. The securities that comprise these indexes may differ substantially from the securities in the Funds' portfolios. The Funds' value disciplines may prevent or restrict investment in major stocks in the benchmark indexes. It is not possible to invest directly in an index. Each index named is not the only index which may be used to characterize performance of a specific Fund and other indexes may portray different comparative performance.

S&P 500(R) INDEX, an unmanaged index, consists of 500 stocks chosen for market size, liquidity and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value.

RUSSELL MIDCAP(R) INDEX, an unmanaged index, measures the performance of the 800 smallest companies in the Russell 1000 Index.

RUSSELL 2000(R) INDEX, an unmanaged index, measures the performance of the 2,000 smallest companies in the Russell 3000 Index.

FUND PERFORMANCE DATA

CORE VALUE FUND+

AGGREGATE TOTAL RETURN AS OF DECEMBER 31, 2004+++

                                                                                       SINCE
                                                                                       8/30/04*
-----------------------------------------------------------------------------------------------
CLASS I
                     Total return                                                         15.54%

CLASS A
                     Total return (with sales charge)(a)                                   9.49%
                     Total return (without sales charge)                                  15.51%

CLASS C
                     Total return (with CDSC)(a)                                          14.19%
                     Total return (without CDSC)                                          15.19%

S&P 500 INDEX++
                     Total return                                                         10.08%

(a) RETURNS REFLECT THE DEDUCTION OF THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.25% FOR CLASS A SHARES AND THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE FOR CLASS C SHARES, WHICH IS 1% FOR THE FIRST YEAR.

+ THE FUND INVESTS PRIMARILY IN STOCKS OF U.S. COMPANIES WITH MARKET CAPITALIZATIONS SIMILAR TO THE RUSSELL 1000 INDEX.

++ THIS UNMANAGED BROAD-BASED INDEX IS COMPRISED OF COMMON STOCKS.

+++ FUND RETURNS DURING THE PERIOD SHOWN REFLECT A FEE WAIVER AND/OR EXPENSE REIMBURSEMENT. WITHOUT WAIVER/REIMBURSEMENT, RETURNS WOULD HAVE BEEN LOWER.

RETURNS HAVE NOT BEEN ANNUALIZED.

* COMMENCEMENT OF OPERATIONS.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS AND THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

LARGE CAP VALUE FUND+

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004+++

                                                                                                                          SINCE
                                                               SIX MONTHS       1YEAR        5 YEARS       10 YEARS     6/24/87*
---------------------------------------------------------------------------------------------------------------------------------
CLASS I
                      Total return                                   14.23%        22.01%        13.68%        14.88%       11.77%

CLASS A(a)
                      Total return (with sales charge)(b)             8.12%        15.31%        12.27%        14.08%       11.20%
                      Total return (without sales charge)            14.11%        21.70%        13.48%        14.69%       11.54%

CLASS B(a)
                      Total return (with CDSC)(b)                     8.70%        15.83%        12.34%        13.77%       10.66%
                      Total return (without CDSC)                    13.70%        20.83%        12.59%        13.77%       10.66%

CLASS C(a)
                      Total return (with CDSC)(b)                    12.66%        19.79%        12.58%        13.76%       10.66%
                      Total return (without CDSC)                    13.66%        20.79%        12.58%        13.76%       10.66%

CLASS R(a)
                      Total return                                   13.97%        21.46%        13.23%        14.37%       11.25%

S&P 500 INDEX++
                      Total return                                    7.19%        10.88%       - 2.32%        12.08%       10.73%

(a) RETURNS SHOWN FOR CLASS A, B, C AND R SHARES FOR THE PERIODS PRIOR TO THEIR INCEPTION ARE DERIVED FROM THE HISTORICAL PERFORMANCE OF CLASS I SHARES OF THE FUND DURING SUCH PERIODS AND HAVE BEEN ADJUSTED TO REFLECT THE HIGHER TOTAL ANNUAL OPERATING EXPENSES OF EACH SPECIFIC CLASS. (INCEPTION DATES: CLASS A -- 10/26/01; CLASS B AND C -- 2/4/02; CLASS R -- 8/28/03.)

(b) RETURNS SHOWN FOR CLASS A, B AND C SHARES HAVE BEEN ADJUSTED TO REFLECT THE CURRENT APPLICABLE SALES CHARGES OF EACH SPECIFIC CLASS. RETURNS FOR CLASS A REFLECT THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.25%. CLASS B SHARE PERFORMANCE IS ADJUSTED FOR THE APPLICABLE CDSC, WHICH IS 5% WITHIN THE FIRST YEAR AFTER PURCHASE, DECLINING TO 0% AFTER SIX YEARS. CLASS C SHARES HAVE NO ADJUSTMENT FOR SALES CHARGES, BUT REDEMPTIONS WITHIN ONE YEAR OF PURCHASE MAY BE SUBJECT TO A CDSC OF 1%.

+ THE FUND INVESTS PRIMARILY IN STOCKS OF U.S. COMPANIES WITH MARKET CAPITALIZATIONS SIMILAR TO THE RUSSELL 1000 INDEX.

++ THIS UNMANAGED BROAD-BASED INDEX IS COMPRISED OF COMMON STOCKS.

+++ FUND RETURNS DURING THE PERIODS SHOWN MAY REFLECT A FEE WAIVER AND/OR EXPENSE REIMBURSEMENT. WITHOUT WAIVER/REIMBURSEMENT, RETURNS WOULD HAVE BEEN LOWER.

RETURNS FOR PERIODS LESS THAN ONE YEAR HAVE NOT BEEN ANNUALIZED.

* COMMENCEMENT OF CLASS I.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS AND THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MID-CAP VALUE FUND+

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004+++

                                                                                                                 SINCE
                                                               SIX MONTHS        1 YEAR          5 YEARS        1/2/97*
--------------------------------------------------------------------------------------------------------------------------
CLASS I
                        Total return                                 15.09%          25.36%          24.09%          19.20%

CLASS A(a)
                        Total return (with sales charge)(b)           8.94%          18.49%          22.44%          18.12%
                        Total return (without sales charge)          14.97%          25.06%          23.77%          18.92%

CLASS B(a)
                        Total return (with CDSC)(b)                   9.51%          19.08%          22.71%          17.98%
                        Total return (without CDSC)                  14.51%          24.08%          22.88%          17.98%

CLASS C(a)
                        Total return (with CDSC)(b)                  13.54%          23.11%          22.91%          18.00%
                        Total return (without CDSC)                  14.54%          24.11%          22.91%          18.00%

CLASS R(a)
                        Total return                                 14.82%          25.45%          23.84%          18.82%

RUSSELL MIDCAP INDEX++
                        Total return                                 12.70%          20.22%           7.59%          11.86%

(a) RETURNS SHOWN FOR CLASS A, B, C AND R SHARES FOR THE PERIODS PRIOR TO THEIR INCEPTION ARE DERIVED FROM THE HISTORICAL PERFORMANCE OF CLASS I SHARES OF THE FUND DURING SUCH PERIODS AND HAVE BEEN ADJUSTED TO REFLECT THE HIGHER TOTAL ANNUAL OPERATING EXPENSES OF EACH SPECIFIC CLASS. (INCEPTION DATES: CLASS A, B, C -- 1/2/01; CLASS R -- 8/28/04.)

(b) RETURNS SHOWN FOR CLASS A, B AND C SHARES HAVE BEEN ADJUSTED TO REFLECT THE CURRENT APPLICABLE SALES CHARGES OF EACH SPECIFIC CLASS. RETURNS FOR CLASS A REFLECT THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.25%. CLASS B SHARE PERFORMANCE IS ADJUSTED FOR THE APPLICABLE CDSC, WHICH IS 5% WITHIN THE FIRST YEAR AFTER PURCHASE, DECLINING TO 0% AFTER SIX YEARS. CLASS C SHARES HAVE NO ADJUSTMENT FOR SALES CHARGES, BUT REDEMPTIONS WITHIN ONE YEAR OF PURCHASE MAY BE SUBJECT TO A CDSC OF 1%.

+ THE FUND INVESTS PRIMARILY IN STOCKS OF U.S. COMPANIES WITH MARKET CAPITALIZATIONS SIMILAR TO THE RUSSELL MIDCAP INDEX.

++ THIS UNMANAGED INDEX MEASURES THE PERFORMANCE OF THE 800 SMALLEST COMPANIES IN THE RUSSELL 1000 INDEX.

+++ FUND RETURNS DURING THE PERIODS SHOWN MAY REFLECT A FEE WAIVER AND/OR EXPENSE REIMBURSEMENT. WITHOUT WAIVER/REIMBURSEMENT, RETURNS WOULD HAVE BEEN LOWER.

RETURNS FOR PERIODS LESS THAN ONE YEAR HAVE NOT BEEN ANNUALIZED.

* COMMENCEMENT OF CLASS I.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS AND THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

FUND PERFORMANCE DATA

SMALL CAP VALUE FUND+

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004+++

                                                                                                                   SINCE
                                                              SIX MONTHS      1 YEAR     5 YEARS     10 YEARS     9/20/85*
--------------------------------------------------------------------------------------------------------------------------
CLASS I
                       Total return                                 14.76%      27.70%      28.49%      17.19%       14.56%

CLASS A(a)
                       Total return (with sales charge)(b)           8.60%      20.71%      27.20%      16.47%       14.00%
                       Total return (without sales charge)          14.61%      27.39%      28.58%      17.10%       14.32%
CLASS B(a)
                       Total return (with CDSC)(b)                   9.18%      21.44%      27.10%      16.05%       13.45%
                       Total return (without CDSC)                  14.18%      26.44%      27.26%      16.05%       13.45%

CLASS C(a)
                       Total return (with CDSC)(b)                  13.17%      25.41%      27.26%      16.05%       13.45%
                       Total return (without CDSC)                  14.17%      26.41%      27.26%      16.05%       13.45%

RUSSELL 2000 INDEX++
                       Total return                                 10.83%      18.33%       6.61%      11.53%       11.22%

(a) RETURNS SHOWN FOR CLASS A, B AND C SHARES FOR THE PERIODS PRIOR TO THEIR INCEPTION ARE DERIVED FROM THE HISTORICAL PERFORMANCE OF CLASS I SHARES OF THE FUND DURING SUCH PERIODS AND HAVE BEEN ADJUSTED TO REFLECT THE HIGHER TOTAL ANNUAL OPERATING EXPENSES OF EACH SPECIFIC CLASS. (INCEPTION DATES: CLASS A -- 10/6/00; CLASS B AND C -- 2/4/02.)

(b) RETURNS SHOWN FOR CLASS A, B AND C SHARES HAVE BEEN ADJUSTED TO REFLECT THE CURRENT APPLICABLE SALES CHARGES OF EACH SPECIFIC CLASS. RETURNS FOR CLASS A REFLECT THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.25%. CLASS B SHARE PERFORMANCE IS ADJUSTED FOR THE APPLICABLE CDSC, WHICH IS 5% WITHIN THE FIRST YEAR AFTER PURCHASE, DECLINING TO 0% AFTER SIX YEARS. CLASS C SHARES HAVE NO ADJUSTMENT FOR SALES CHARGES, BUT REDEMPTIONS WITHIN ONE YEAR OF PURCHASE MAY BE SUBJECT TO A CDSC OF 1%.

+ THE FUND INVESTS PRIMARILY IN STOCKS OF U.S. COMPANIES WITH MARKET CAPITALIZATIONS LESS THAN $3 BILLION.

++ THIS UNMANAGED INDEX MEASURES THE PERFORMANCE OF 2,000 SMALLEST COMPANIES IN THE RUSSELL 3000 INDEX.

+++ FUND RETURNS DURING THE PERIODS SHOWN MAY REFLECT A FEE WAIVER AND/OR EXPENSE REIMBURSEMENT. WITHOUT WAIVER/REIMBURSEMENT, RETURNS WOULD HAVE BEEN LOWER.

RETURNS FOR PERIODS LESS THAN ONE YEAR HAVE NOT BEEN ANNUALIZED.

* COMMENCEMENT OF CLASS I.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS AND THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

FUND PERFORMANCE DATA

ALL CAP VALUE FUND+

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004+++

                                                                                            SINCE
                                                               SIX MONTHS      1 YEAR     12/31/02*
----------------------------------------------------------------------------------------------------
CLASS I
                        Total return                                 15.53%      16.63%        40.32%

CLASS A

                        Total return (with sales charge)(a)           9.32%      10.28%        36.76%
                        Total return (without sales charge)          15.37%      16.39%        40.49%

CLASS C(b)
                        Total return (with CDSC)(a)                  13.94%      14.49%        38.87%
                        Total return (without CDSC)                  14.94%      15.49%        38.87%

S&P 500 INDEX++
                        Total return                                  7.19%      10.88%        19.45%

(a) RETURNS SHOWN FOR CLASS A AND C SHARES HAVE BEEN ADJUSTED TO REFLECT THE CURRENT APPLICABLE SALES CHARGES OF EACH SPECIFIC CLASS. RETURNS FOR CLASS A REFLECT THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.25%. CLASS C SHARES HAVE NO ADJUSTMENT FOR SALES CHARGES, BUT REDEMPTIONS WITHIN ONE YEAR OF PURCHASE MAY BE SUBJECT TO A CDSC OF 1%.

(b) RETURNS SHOWN FOR CLASS C SHARES FOR THE PERIODS PRIOR TO THEIR INCEPTION ARE DERIVED FROM THE HISTORICAL PERFORMANCE OF CLASS I SHARES OF THE FUND DURING SUCH PERIODS AND HAVE BEEN ADJUSTED TO REFLECT THE HIGHER TOTAL ANNUAL OPERATING EXPENSES OF THE CLASS. (INCEPTION DATE: CLASS C -- 8/28/03.)

+ THE FUND INVESTS PRIMARILY IN STOCKS OF U.S. COMPANIES.

++ THIS UNMANAGED BROAD-BASED INDEX IS COMPRISED OF COMMON STOCKS.

+++ FUND RETURNS DURING THE PERIODS SHOWN MAY REFLECT A FEE WAIVER AND/OR EXPENSE REIMBURSEMENT. WITHOUT WAIVER/REIMBURSEMENT, RETURNS WOULD HAVE BEEN LOWER.

RETURNS FOR PERIODS LESS THAN ONE YEAR HAVE NOT BEEN ANNUALIZED.

* COMMENCEMENT OF CLASS I.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS AND THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

FUND EXPENSE EXAMPLES

As a mutual fund shareholder, you incur two types of costs: (1) transaction costs such as initial sales charges (loads) on purchase payments and contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period (July 1, 2004 - December 31, 2004).

The table below illustrates the Funds' costs in two ways:

BASED ON ACTUAL FUND RETURN. This section provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), Then multiply the result by the number in section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

BASED ON HYPOTHETICAL 5% RETURN. This section provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

BASED ON ACTUAL FUND RETURNS

                                      BEGINNING           ENDING            EXPENSES PAID
                                    ACCOUNT VALUE     ACCOUNT VALUE         DURING PERIOD*         ANNUALIZED
                                      7/1/2004          12/31/2004      7/1/2004 - 12/31/2004     EXPENSE RATIO
---------------------------------------------------------------------------------------------------------------
CORE VALUE FUND**
                        Class I    $      1,000.00   $      1,155.40         $       3.47                  0.95%
                        Class A           1,000.00          1,155.10                 4.34                  1.19
                        Class C           1,000.00          1,151.90                 7.07                  1.94

LARGE CAP VALUE FUND
                        Class I           1,000.00          1,142.30                 5.17                  0.96
                        Class A           1,000.00          1,141.10                 6.46                  1.20
                        Class B           1,000.00          1,137.00                10.53                  1.96
                        Class C           1,000.00          1,136.60                10.47                  1.95
                        Class R           1,000.00          1,139.70                 7.80                  1.45

MID-CAP VALUE FUND
                        Class I           1,000.00          1,150.90                 5.46                  1.01
                        Class A           1,000.00          1,149.70                 6.75                  1.25
                        Class B           1,000.00          1,145.10                10.78                  2.00
                        Class C           1,000.00          1,145.40                10.79                  2.00
                        Class R           1,000.00          1,148.20                 8.10                  1.50

SMALL CAP VALUE FUND
                        Class I           1,000.00          1,147.60                 5.83                  1.08
                        Class A           1,000.00          1,146.10                 7.17                  1.33
                        Class B           1,000.00          1,141.80                11.20                  2.08
                        Class C           1,000.00          1,141.70                11.20                  2.08

ALL CAP VALUE FUND
                        Class I           1,000.00          1,155.20                 5.96                  1.10
                        Class A           1,000.00          1,153.70                 7.31                  1.35
                        Class C           1,000.00          1,149.40                11.35                  2.10

* EXPENSES ARE EQUAL TO THE FUNDS' ANNUALIZED EXPENSE RATIO BY CLASS MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLED BY THE NUMBER OF DAYS IN THE MOST RECENT SIX-MONTH PERIOD (184), THEN DIVIDED BY THE NUMBER OF DAYS IN THE MOST RECENT 12-MONTH PERIOD (366).

** THE CORE VALUE FUND COMMENCED OPERATIONS ON AUGUST 30, 2004. THE "BEGINNING ACCOUNT VALUE" IS AS OF AUGUST 30, 2004 AND THE "EXPENSES PAID DURING PERIOD" IS FOR THE PERIOD AUGUST 30, 2004 THROUGH DECEMBER 31, 2004.

BASED ON HYPOTHETICAL 5% YEARLY RETURNS

                                      BEGINNING           ENDING            EXPENSES PAID
                                    ACCOUNT VALUE     ACCOUNT VALUE         DURING PERIOD*         ANNUALIZED
                                      7/1/2004          12/31/2004      7/1/2004 - 12/31/2004     EXPENSE RATIO
---------------------------------------------------------------------------------------------------------------
CORE VALUE FUND**
                        Class I    $      1,000.00   $      1,013.72         $       3.24                  0.95%
                        Class A           1,000.00          1,012.91                 4.06                  1.19
                        Class C           1,000.00          1,010.37                 6.61                  1.94

LARGE CAP VALUE FUND
                        Class I           1,000.00          1,020.31                 4.88                  0.96
                        Class A           1,000.00          1,019.10                 6.09                  1.20
                        Class B           1,000.00          1,015.28                 9.93                  1.96
                        Class C           1,000.00          1,015.33                 9.88                  1.95
                        Class R           1,000.00          1,017.85                 7.35                  1.45

MID-CAP VALUE FUND
                        Class I           1,000.00          1,020.26                 5.13                  1.01
                        Class A           1,000.00          1,018.85                 6.34                  1.25
                        Class B           1,000.00          1,015.08                10.13                  2.00
                        Class C           1,000.00          1,015.08                10.13                  2.00
                        Class R           1,000.00          1,017.60                 7.61                  1.50

SMALL CAP VALUE FUND
                        Class I           1,000.00          1,019.71                 5.48                  1.08
                        Class A           1,000.00          1,018.45                 6.75                  1.33
                        Class B           1,000.00          1,014.68                10.53                  2.08
                        Class C           1,000.00          1,014.68                10.53                  2.08

ALL CAP VALUE FUND
                        Class I           1,000.00          1,019.61                 5.58                  1.10
                        Class A           1,000.00          1,018.35                 6.85                  1.35
                        Class C           1,000.00          1,014.58                10.63                  2.10

* EXPENSES ARE EQUAL TO THE FUNDS' ANNUALIZED EXPENSE RATIO BY CLASS MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLED BY THE NUMBER OF DAYS IN THE MOST RECENT SIX-MONTH PERIOD (184), THEN DIVIDED BY THE NUMBER OF DAYS IN THE MOST RECENT 12-MONTH PERIOD (366).

** THE CORE VALUE FUND COMMENCED OPERATIONS ON AUGUST 30, 2004. THE "BEGINNING ACCOUNT VALUE" IS AS OF AUGUST 30, 2004 AND THE "EXPENSES PAID DURING PERIOD" IS FOR THE PERIOD AUGUST 30, 2004 THROUGH DECEMBER 31, 2004.

                  SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2004

                                CORE VALUE FUND

                                                                        SHARES
                                                                         HELD            VALUE
----------------------------------------------------------------------------------------------------
COMMON STOCKS -- 99.63%

AEROSPACE & DEFENSE -- 3.16%
Lockheed Martin Corporation                                               14,800   $         822,140
Raytheon Company                                                          10,400             403,832
                                                                                   =================
                                                                                           1,225,972
----------------------------------------------------------------------------------------------------
COMMERCIAL BANKS -- 3.08%
Bank of America Corporation                                                9,100             427,609
Comerica Inc.                                                              5,200             317,304
KeyCorp                                                                    7,400             250,860
UnionBanCal Corporation                                                    3,100             199,888
                                                                                   =================
                                                                                           1,195,661
----------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 4.58%
Cendant Corporation                                                       39,500             923,510
Waste Management, Inc.                                                    28,600             856,284
                                                                                   =================
                                                                                           1,779,794
----------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 1.14%
Hewlett-Packard Company                                                   21,100             442,467
----------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 5.21%
CIT Group, Inc.                                                           11,400             522,348
JPMorgan Chase & Company                                                  22,200             866,022
Principal Financial Group, Inc.                                           15,500             634,570
                                                                                   =================
                                                                                           2,022,940
----------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.44%
Alltel Corporation                                                         2,900             170,404
----------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 5.98%
Entergy Corporation                                                        4,300             290,637
FirstEnergy Corporation                                                   17,200             679,572
FPL Group Inc.                                                            18,100           1,352,975
                                                                                   =================
                                                                                           2,323,184
----------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING -- 2.13%
Albertson's Inc.                                                          18,100             432,228
Safeway Inc. (a)                                                          20,100             396,774
                                                                                   =================
                                                                                             829,002
----------------------------------------------------------------------------------------------------
FOOD PRODUCTS -- 3.90%
Kraft Foods Inc.                                                          21,600   $         769,176
Sara Lee Corporation                                                      14,400             347,616
Unilever PLC                                                              10,100             399,152
                                                                                   =================
                                                                                           1,515,944
----------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- 5.66%
Aetna Inc.                                                                 6,000             748,500
HCA Inc.                                                                  16,300             651,348
Health Net Inc. (a)                                                       13,100             378,197
Tenet Healthcare Corporation (a)                                          38,400             421,632
                                                                                   =================
                                                                                           2,199,677
----------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 4.60%
McDonald's Corporation                                                    11,500             368,690
MGM Mirage (a)                                                            14,600           1,062,004
Yum! Brands, Inc.                                                          7,600             358,568
                                                                                   =================
                                                                                           1,789,262
----------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 5.09%
Centex Corporation                                                        25,300           1,507,374
Pulte Homes Inc.                                                           7,400             472,120
                                                                                   =================
                                                                                           1,979,494
----------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 3.04%
Tyco International Limited                                                33,100           1,182,994
----------------------------------------------------------------------------------------------------
INSURANCE -- 14.54%
The Allstate Corporation                                                  13,200             682,704
Assurant Inc.                                                             12,000             366,600
Conseco Inc. (a)                                                          19,900             397,005
Hartford Financial Services Group Inc.                                     6,800             471,308
MetLife, Inc.                                                             39,500           1,600,145
Prudential Financial, Inc.                                                21,600           1,187,136
The St. Paul Travelers Companies, Inc.                                    25,500             945,285
                                                                                   =================
                                                                                           5,650,183
----------------------------------------------------------------------------------------------------
IT SERVICES -- 4.48%
Electronic Data Systems Corporation                                       75,400           1,741,740

                      SEE NOTES TO THE FINANCIAL STATEMENTS

                                                                        SHARES
                                                                         HELD            VALUE
----------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS -- 0.81%
Eastman Kodak Company                                                      9,800   $         316,050
----------------------------------------------------------------------------------------------------
MEDIA -- 1.18%
Interpublic Group of Companies Inc. (a)                                   34,300             459,620
----------------------------------------------------------------------------------------------------
METALS & MINING -- 1.97%
Alcoa Inc.                                                                24,300             763,506
----------------------------------------------------------------------------------------------------
MULTILINE RETAIL -- 5.61%
Sears, Roebuck and Co.                                                    35,700           1,821,771
Target Corporation                                                         6,900             358,317
                                                                                   =================
                                                                                           2,180,088
----------------------------------------------------------------------------------------------------
OIL & GAS -- 2.73%
Petro-Canada                                                               6,200             316,324
Valero Energy Corporation                                                 16,400             744,560
                                                                                   =================
                                                                                           1,060,884
----------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS -- 1.94%
International Paper Company                                                6,100             256,200
Weyerhaeuser Company                                                       7,400             497,428
                                                                                   =================
                                                                                             753,628
----------------------------------------------------------------------------------------------------
PHARMACEUTICALS -- 1.95%
Merck & Company Inc.                                                      23,600             758,504
----------------------------------------------------------------------------------------------------
ROAD & RAIL -- 3.26%
CSX Corporation                                                           31,600           1,266,528
----------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.06%
Freescale Semiconductor Inc. (a)                                          23,200             413,424
----------------------------------------------------------------------------------------------------
SOFTWARE -- 2.96%
Computer Associates International, Inc.                                   37,100           1,152,326
----------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE -- 4.48%
Freddie Mac                                                               16,600           1,223,420
Washington Mutual, Inc.                                                   12,200             515,816
                                                                                   =================
                                                                                           1,739,236
----------------------------------------------------------------------------------------------------
TOBACCO -- 4.65%
Altria Group, Inc.                                                        29,600   $       1,808,560
----------------------------------------------------------------------------------------------------
Total investments -- 99.63%
  (Cost -- $34,730,080)                                                                   38,721,072
Time deposit* -- 1.03%                                                                       401,928
Liabilities in excess of other assets -- (0.66%)                                            (258,674)
                                                                                   =================
Net assets -- 100.00%                                                              $      38,864,326
----------------------------------------------------------------------------------------------------

(a) -- NON-INCOME PRODUCING SECURITY.
* -- TIME DEPOSIT BEARS INTEREST AT 1.60% AND MATURES ON 1/3/2005.

INVESTMENTS BY INDUSTRY (% OF NET ASSETS)

Insurance                                            14.5%
Electric Utilities                                    6.0
Health Care Providers & Services                      5.7
Multiline Retail                                      5.6
Diversified Financial Services                        5.2
Household Durables                                    5.1
Tobacco                                               4.6
Hotels, Restaurants & Leisure                         4.6
Commercial Services & Supplies                        4.6
IT Services                                           4.5
Thrifts & Mortgage Finance                            4.5
Food Products                                         3.9
Road & Rail                                           3.3
Aerospace & Defense                                   3.2
Commercial Banks                                      3.1
Industrial Conglomerates                              3.0
Software                                              3.0
Oil & Gas                                             2.7
Food & Staples Retailing                              2.1
Metals & Mining                                       2.0
Pharmaceuticals                                       1.9
Paper & Forest Products                               1.9
Media                                                 1.2
Computers & Peripherals                               1.1
Semiconductors & Semiconductor Equipment              1.1
Leisure Equipment & Products                          0.8
Diversified Telecommunication Services                0.4
                                                     ----
  Total                                              99.6%
                                                     ====

                      SEE NOTES TO THE FINANCIAL STATEMENTS

                  SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2004

                             LARGE CAP VALUE FUND

                                                                        SHARES
                                                                         HELD            VALUE
----------------------------------------------------------------------------------------------------
COMMON STOCKS -- 97.06%

AEROSPACE & DEFENSE -- 4.39%
Lockheed Martin Corporation                                              908,100   $      50,444,955
Raytheon Company                                                         989,700          38,430,051
                                                                                   =================
                                                                                          88,875,006
----------------------------------------------------------------------------------------------------
AUTO COMPONENTS -- 2.22%
Delphi Corporation                                                     2,398,000          21,629,960
Lear Corporation                                                         381,200          23,257,012
                                                                                   =================
                                                                                          44,886,972
----------------------------------------------------------------------------------------------------
COMMERCIAL BANKS -- 1.64%
KeyCorp                                                                  286,400           9,708,960
UnionBanCal Corporation                                                  364,800          23,522,304
                                                                                   =================
                                                                                          33,231,264
----------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 3.68%
Cendant Corporation                                                    2,085,600          48,761,328
Waste Management, Inc.                                                   864,800          25,892,112
                                                                                   =================
                                                                                          74,653,440
----------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 3.65%
CIT Group, Inc.                                                          630,300          28,880,346
Principal Financial Group, Inc.                                        1,102,300          45,128,162
                                                                                   =================
                                                                                          74,008,508
----------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 8.26%
Alliant Energy Corporation                                               591,500          16,916,900
Entergy Corporation                                                      444,100          30,016,719
FirstEnergy Corporation                                                1,297,300          51,256,323
FPL Group Inc.                                                           926,200          69,233,450
                                                                                   =================
                                                                                         167,423,392
----------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING -- 2.62%
Albertson's Inc.                                                       2,228,000          53,204,640
----------------------------------------------------------------------------------------------------
FOOD PRODUCTS -- 4.51%
Kraft Foods Inc.                                                         904,200          32,198,562
Sara Lee Corporation                                                   1,083,700          26,160,518
Unilever PLC                                                             835,400          33,015,008
                                                                                   =================
                                                                                          91,374,088
----------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS AND SERVICES -- 5.47%
Aetna Inc.                                                               366,400   $      45,708,400
HCA Inc.                                                                 579,800          23,168,808
Tenet Healthcare Corporation (a)                                       3,821,700          41,962,266
                                                                                   =================
                                                                                         110,839,474
----------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 4.18%
Caesars Entertainment Inc. (a)                                         2,060,700          41,502,498
Mandalay Resort Group                                                    258,900          18,234,327
Yum! Brands, Inc.                                                        531,200          25,062,016
                                                                                   =================
                                                                                          84,798,841
----------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 3.62%
Lennar Corporation                                                       721,300          40,883,284
Lennar Corporation -- B Shares                                           623,820          32,569,642
                                                                                   =================
                                                                                          73,452,926
----------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 2.38%
Tyco International Limited                                             1,347,900          48,173,946
----------------------------------------------------------------------------------------------------
INSURANCE -- 14.85%
Allmerica Financial Corporation (a)                                      233,500           7,665,805
The Allstate Corporation                                                 647,900          33,509,388
MetLife, Inc.                                                          2,194,400          88,895,144
Prudential Financial, Inc.                                             1,167,000          64,138,320
The St. Paul Travelers Companies, Inc.                                 1,501,400          55,656,898
UnumProvident Corporation                                              2,846,000          51,057,240
                                                                                   =================
                                                                                         300,922,795
----------------------------------------------------------------------------------------------------
IT SERVICES -- 4.98%
Electronic Data Systems Corporation                                    4,372,500         101,004,750
----------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS -- 1.96%
Eastman Kodak Company                                                  1,234,200          39,802,950
----------------------------------------------------------------------------------------------------
MACHINERY -- 1.22%
SPX Corporation                                                          616,700          24,705,002
----------------------------------------------------------------------------------------------------
METALS & MINING -- 1.79%
Alcoa Inc.                                                             1,154,248          36,266,472
----------------------------------------------------------------------------------------------------
MULTILINE RETAIL -- 4.92%
Sears, Roebuck and Co.                                                 1,955,600          99,794,268

                      SEE NOTES TO THE FINANCIAL STATEMENTS

                                                                        SHARES
                                                                         HELD            VALUE
----------------------------------------------------------------------------------------------------
OIL & GAS -- 1.61%
Sunoco, Inc.                                                             334,600   $      27,340,166
Teekay Shipping Corporation                                              124,100           5,225,851
                                                                                   =================
                                                                                          32,566,017
----------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS -- 1.15%
Weyerhaeuser Company                                                     346,700          23,305,174
----------------------------------------------------------------------------------------------------
REAL ESTATE -- 3.01%
Apartment Investment & Management
  Company                                                                572,400          22,060,296
New Century Financial Corporation                                        390,400          24,950,464
Plum Creek Timber Company                                                361,900          13,911,436
                                                                                   =================
                                                                                          60,922,196
----------------------------------------------------------------------------------------------------
ROAD & RAIL -- 1.28%
Union Pacific Corporation                                                387,100          26,032,475
----------------------------------------------------------------------------------------------------
SOFTWARE -- 3.49%
Computer Associates International, Inc.                                2,280,800          70,841,648
----------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS -- 1.37%
Jones Apparel Group, Inc.                                                760,700          27,818,799
----------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE -- 4.48%
Freddie Mac                                                              908,100          66,926,970
Washington Mutual, Inc.                                                  565,100          23,892,428
                                                                                   =================
                                                                                          90,819,398
----------------------------------------------------------------------------------------------------
TOBACCO -- 4.33%
Altria Group, Inc.                                                     1,437,500          87,831,250
----------------------------------------------------------------------------------------------------
Total investments -- 97.06%
  (Cost -- $1,737,183,762)                                                             1,967,555,691
Time deposit* -- 4.85%                                                                    98,351,179
Liabilities in excess of other assets -- (1.91%)                                         (38,847,939)
                                                                                   =================
Net assets -- 100.00%                                                              $   2,027,058,931
----------------------------------------------------------------------------------------------------

(a) -- NON-INCOME PRODUCING SECURITY.
* -- TIME DEPOSIT BEARS INTEREST AT 1.60% AND MATURES ON 1/3/2005.

INVESTMENTS BY INDUSTRY (% OF NET ASSETS)

Insurance                                            14.9%
Electric Utilities                                    8.3
Health Care Providers & Services                      5.5
IT Services                                           5.0
Multiline Retail                                      4.9
Food Products                                         4.5
Thrifts & Mortgage Finance                            4.5
Aerospace & Defense                                   4.4
Tobacco                                               4.3
Hotels, Restaurants & Leisure                         4.2
Commercial Services & Supplies                        3.7
Diversified Financial Services                        3.6
Household Durables                                    3.6
Software                                              3.5
Real Estate                                           3.0
Food & Staples Retailing                              2.6
Industrial Conglomerates                              2.4
Auto Components                                       2.2
Leisure Equipment & Products                          2.0
Metals & Mining                                       1.8
Commercial Banks                                      1.6
Oil & Gas                                             1.6
Textiles, Apparel & Luxury Goods                      1.4
Road & Rail                                           1.3
Machinery                                             1.2
Paper & Forest Products                               1.1
                                                     ----
  Total                                              97.1%
                                                     ====

                      SEE NOTES TO THE FINANCIAL STATEMENTS

                  SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2004

                               MID-CAP VALUE FUND

                                                                        SHARES
                                                                         HELD            VALUE
----------------------------------------------------------------------------------------------------
COMMON STOCKS -- 94.75%

AEROSPACE & DEFENSE -- 0.93%
Raytheon Company                                                         727,700   $      28,256,591
----------------------------------------------------------------------------------------------------
AIRLINES -- 0.72%
Airtran Holdings Inc. (a)                                              2,062,700          22,070,890
----------------------------------------------------------------------------------------------------
AUTO COMPONENTS -- 3.87%
Delphi Corporation                                                     5,598,900          50,502,078
Lear Corporation                                                       1,116,000          68,087,160
                                                                                   =================
                                                                                         118,589,238
----------------------------------------------------------------------------------------------------
CHEMICALS -- 2.74%
FMC Corporation (a)                                                      455,100          21,981,330
Lubrizol Corporation                                                     797,900          29,410,594
The Mosaic Company (a)                                                 2,000,900          32,654,688
                                                                                   =================
                                                                                          84,046,612
----------------------------------------------------------------------------------------------------
COMMERCIAL BANKS -- 1.77%
KeyCorp                                                                  851,450          28,864,155
UnionBanCal Corporation                                                  390,300          25,166,544
                                                                                   =================
                                                                                          54,030,699
----------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 0.96%
IKON Office Solutions Inc.                                             2,542,700          29,393,612
----------------------------------------------------------------------------------------------------
CONSUMER FINANCE -- 1.20%
AmeriCredit Corporation (a)                                            1,496,900          36,599,205
----------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 3.61%
CIT Group, Inc.                                                        1,532,200          70,205,404
Principal Financial Group, Inc.                                          985,300          40,338,182
                                                                                   =================
                                                                                         110,543,586
----------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 8.59%
Alliant Energy Corporation                                             1,350,400          38,621,440
American Electric Power Company Inc.                                     412,000          14,148,080
Entergy Corporation                                                      399,400          26,995,446
FirstEnergy Corporation                                                2,012,000          79,494,120
FPL Group Inc.                                                         1,390,000         103,902,500
                                                                                   =================
                                                                                         263,161,586
----------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING -- 1.78%
Albertson's Inc.                                                       1,583,200          37,806,816
Safeway Inc. (a)                                                         838,400          16,550,016
                                                                                   =================
                                                                                          54,356,832
----------------------------------------------------------------------------------------------------
FOOD PRODUCTS -- 1.50%V
Del Monte Foods Company (a)                                            4,179,600          46,059,192
----------------------------------------------------------------------------------------------------
GAS UTILITIES -- 1.83%
Southern Union Company (a)                                             2,335,925   $      56,015,482
----------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS AND SERVICES -- 4.08%
Health Net Inc. (a)                                                    2,665,000          76,938,550
Tenet Healthcare Corporation (a)                                       4,363,100          47,906,838
                                                                                   =================
                                                                                         124,845,388
----------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 4.28%
Caesars Entertainment Inc. (a)                                         1,624,000          32,707,360
La Quinta Corporation (a)                                              2,974,000          27,033,660
Mandalay Resort Group                                                    190,100          13,388,743
Yum! Brands, Inc.                                                      1,231,300          58,092,734
                                                                                   =================
                                                                                         131,222,497
----------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 5.31%
Beazer Homes USA, Inc.                                                   451,700          66,043,057
Centex Corporation                                                     1,118,700          66,652,146
Furniture Brands International, Inc.                                   1,198,700          30,027,435
                                                                                   =================
                                                                                         162,722,638
----------------------------------------------------------------------------------------------------
INSURANCE -- 11.09%
Allmerica Financial Corporation (a)                                    1,223,700          40,174,071
Assurant Inc.                                                          2,084,200          63,672,310
CNA Financial Corporation (a)                                          1,496,824          39,980,169
Conseco Inc. (a)                                                       3,035,900          60,566,205
Lincoln National Corporation                                             860,400          40,163,472
UnumProvident Corporation                                              5,304,100          95,155,554
                                                                                   =================
                                                                                         339,711,781
----------------------------------------------------------------------------------------------------
IT SERVICES -- 5.67%
BearingPoint Inc. (a)                                                  4,619,800          37,096,994
Electronic Data Systems Corporation                                    5,915,900         136,657,290
                                                                                   =================
                                                                                         173,754,284
----------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS -- 1.57%

Eastman Kodak Company                                                  1,489,700          48,042,825
----------------------------------------------------------------------------------------------------
MACHINERY -- 0.97%
SPX Corporation                                                          741,300          29,696,478
----------------------------------------------------------------------------------------------------
MARINE -- 0.85%
Alexander & Baldwin Inc.                                                 616,500          26,151,930
----------------------------------------------------------------------------------------------------
MEDIA -- 3.18%
DEX Media Inc.                                                         1,193,900          29,799,744
R.H. Donnelley Corporation (a)                                           280,400          16,557,620

                      SEE NOTES TO THE FINANCIAL STATEMENTS

                                                                        SHARES
                                                                         HELD            VALUE
----------------------------------------------------------------------------------------------------
Valassis Communications Inc. (a)                                       1,457,500   $      51,027,075
                                                                                   =================
                                                                                          97,384,439
----------------------------------------------------------------------------------------------------
MULTILINE RETAIL -- 4.65%
Sears, Roebuck and Co.                                                 2,792,000         142,475,760
----------------------------------------------------------------------------------------------------
OIL & GAS -- 2.26%
Ashland Inc.                                                             399,600          23,328,648
Sunoco, Inc.                                                             360,444          29,451,879
Teekay Shipping Corporation                                              117,900           4,964,769
Valero Energy Corporation                                                255,400          11,595,160
                                                                                   =================
                                                                                          69,340,456
----------------------------------------------------------------------------------------------------
REAL ESTATE -- 10.62%
American Financial Realty Trust                                        3,633,300          58,786,794
American Home Mortgage Investment
  Corp.                                                                  983,800          33,695,150
Apartment Investment & Management
  Company                                                                896,700          34,558,818
LNR Property Corporation                                                 722,500          45,452,475
MI Developments Inc.                                                   1,907,100          57,537,207
The St. Joe Company                                                    1,484,500          95,304,900
                                                                                   =================
                                                                                         325,335,344
----------------------------------------------------------------------------------------------------
ROAD & RAIL -- 2.92%
CSX Corporation                                                        2,233,300          89,510,664
----------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.01%
Freescale Semiconductor Inc. (a)                                       1,739,200          30,992,544
----------------------------------------------------------------------------------------------------
SOFTWARE -- 2.63%
BMC Software Inc. (a)                                                    524,400           9,753,840
Computer Associates International, Inc.                                2,278,400          70,767,104
                                                                                   =================
                                                                                          80,520,944
----------------------------------------------------------------------------------------------------
SPECIALTY RETAIL -- 1.23%
Foot Locker Inc.                                                       1,398,800          37,669,684
----------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS -- 2.45%
Jones Apparel Group, Inc.                                              1,203,200          44,001,024
Reebok International Limited                                             705,700          31,050,800
                                                                                   =================
                                                                                          75,051,824
----------------------------------------------------------------------------------------------------
TOBACCO -- 0.48%
Loews Corporation -- Carolina Group                                      506,700          14,668,965
----------------------------------------------------------------------------------------------------
Total investments -- 94.75%
  (Cost -- $2,412,633,010)                                                             2,902,221,970
Time deposit* -- 4.16%                                                                   127,344,188
Other assets in excess of liabilities -- 1.09%                                     $      33,555,210
                                                                                   =================
Net assets -- 100.00%                                                              $   3,063,121,368
----------------------------------------------------------------------------------------------------

(a) -- NON-INCOME PRODUCING SECURITY.
* -- TIME DEPOSIT BEARS INTEREST AT 1.60% AND MATURES ON 1/3/2005.

INVESTMENTS BY INDUSTRY (% OF NET ASSETS)

Insurance                                            11.1%
Real Estate                                          10.6
Electric Utilities                                    8.6
IT Services                                           5.7
Household Durables                                    5.3
Multiline Retail                                      4.6
Hotels, Restaurants & Leisure                         4.3
Health Care Providers & Services                      4.1
Auto Components                                       3.9
Diversified Financial Services                        3.6
Media                                                 3.2
Road & Rail                                           2.9
Chemicals                                             2.7
Software                                              2.6
Textiles, Apparel & Luxury Goods                      2.4
Oil & Gas                                             2.3
Gas Utilities                                         1.8
Food & Staples Retailing                              1.8
Commercial Banks                                      1.8
Leisure Equipment & Products                          1.6
Food Products                                         1.5
Specialty Retail                                      1.2
Consumer Finance                                      1.2
Semiconductors & Semiconductor Equipment              1.0
Machinery                                             1.0
Commercial Services & Supplies                        1.0
Aerospace & Defense                                   0.9
Marine                                                0.9
Airlines                                              0.7
Tobacco                                               0.5
                                                     ----
  Total                                              94.8%
                                                     ====

                      SEE NOTES TO THE FINANCIAL STATEMENTS

                  SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2004

                              SMALL CAP VALUE FUND

                                                                        SHARES
                                                                         HELD            VALUE
----------------------------------------------------------------------------------------------------
COMMON STOCKS -- 96.65%

AIRLINES -- 0.81%
Airtran Holdings Inc. (a)                                                331,200   $       3,543,840
FLYi Inc. (a)                                                          1,314,500           2,326,665
                                                                                   =================
                                                                                           5,870,505
----------------------------------------------------------------------------------------------------
AUTO COMPONENTS -- 0.77%
Hayes Lemmerz International (a)                                          631,500           5,576,145
----------------------------------------------------------------------------------------------------
CHEMICALS -- 5.33%
Agrium Inc.                                                              891,600          15,023,460
FMC Corporation (a)                                                       39,400           1,903,020
Lubrizol Corporation                                                     198,100           7,301,966
The Mosaic Company (a)                                                    88,300           1,441,056
Westlake Chemical Corporation                                            384,600          12,845,640
                                                                                   =================
                                                                                          38,515,142
----------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 8.18%
Bowne & Company, Inc.                                                  1,234,800          20,077,848
IKON Office Solutions Inc.                                               497,600           5,752,256
Kelly Services Inc.                                                      601,300          18,147,234
Mac-Gray Corporation (a)                                                  40,300             326,027
Spherion Corporation (a)                                               1,754,200          14,735,280
                                                                                   =================
                                                                                          59,038,645
----------------------------------------------------------------------------------------------------
CONSUMER FINANCE -- 0.61%
AmeriCredit Corporation (a)                                              179,700           4,393,665
----------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING -- 2.76%
Longview Fibre Company                                                 1,099,800          19,950,372
----------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 1.43%
Alliant Energy Corporation                                               362,000          10,353,200
----------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING -- 1.89%
BJ's Wholesale Club Inc. (a)                                             228,200           6,647,466
Pathmark Stores Inc. (a)                                               1,199,700           6,970,257
                                                                                   =================
                                                                                          13,617,723
----------------------------------------------------------------------------------------------------
FOOD PRODUCTS -- 1.79%
Del Monte Foods Company (a)                                            1,174,600          12,944,092
----------------------------------------------------------------------------------------------------
GAS UTILITIES -- 2.62%
Southern Union Company (a)                                               789,740          18,937,965
----------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- 1.65%
Health Net Inc. (a)                                                       64,500           1,862,115
Magellan Health Services, Inc. (a)                                       294,000          10,043,040
                                                                                   =================
                                                                                          11,905,155
----------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 4.43%
Jameson Inns Inc. (a)                                                  1,874,317   $       3,692,404
La Quinta Corporation (a)                                              1,393,600          12,667,824
Lodgian Inc. (a)                                                         540,409           6,647,031
Magna Entertainment Corporation (a)                                    1,384,200           8,332,884
Papa John's International Inc. (a)                                        10,600             365,064
Sunterra Corporation (a)                                                  20,400             286,416
                                                                                   =================
                                                                                          31,991,623
----------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 11.25%
Beazer Homes USA, Inc.                                                   235,800          34,476,318
Brookfield Homes Corporation                                              82,700           2,803,530
Furniture Brands International, Inc.                                     236,100           5,914,305
M/I Homes Inc.                                                           163,200           8,993,952
WCI Communities Inc. (a)                                                 987,400          29,029,560
                                                                                   =================
                                                                                          81,217,665
----------------------------------------------------------------------------------------------------
INSURANCE -- 5.76%
Allmerica Financial Corporation (a)                                      630,500          20,699,315
Conseco Inc. (a)                                                         311,100           6,206,445
KMG America Corporation (a)                                              644,800           7,092,800
United National Group Limited (a)                                        407,300           7,583,926
                                                                                   =================
                                                                                          41,582,486
----------------------------------------------------------------------------------------------------
IT SERVICES -- 3.65%
BearingPoint Inc. (a)                                                  3,282,100          26,355,263
----------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS -- 1.08%
Callaway Golf Company                                                    579,700           7,825,950
----------------------------------------------------------------------------------------------------
MACHINERY -- 1.51%
Bucyrus International Inc.                                               268,800          10,924,032
----------------------------------------------------------------------------------------------------
MARINE -- 3.50%
Alexander & Baldwin Inc.                                                 596,700          25,312,014
----------------------------------------------------------------------------------------------------
MEDIA -- 4.33%
R.H. Donnelley Corporation (a)                                           119,200           7,038,760
Valassis Communications Inc. (a)                                         691,800          24,219,918
                                                                                   =================
                                                                                          31,258,678
----------------------------------------------------------------------------------------------------
METALS & MINING -- 1.34%
Foundation Coal Holdings Inc. (a)                                        420,300           9,692,118
----------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER -- 0.93%
Sierra Pacific Resources (a)                                             638,800           6,707,400

                      SEE NOTES TO THE FINANCIAL STATEMENTS

                                                                        SHARES
                                                                         HELD            VALUE
----------------------------------------------------------------------------------------------------
OIL & GAS -- 5.39%
Giant Industries Inc. (a)                                                181,400   $       4,808,914
Overseas Shipholding Group                                               343,200          18,944,640
Stelmar Shipping Limited                                                 318,100          15,176,551
                                                                                   =================
                                                                                          38,930,105
----------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS -- 1.58%
Pope & Talbot Inc.                                                       666,800          11,408,948
----------------------------------------------------------------------------------------------------
REAL ESTATE -- 14.29%
Aames Investment Corporation                                             778,200           8,326,740
American Financial Realty Trust                                          586,100           9,483,098
American Home Mortgage Investment Corp.                                  395,300          13,539,025
Capital Lease Funding Inc.                                               275,900           3,448,750
Fieldstone Investment
  Corporation 144A (r)                                                   548,900           9,468,525
LNR Property Corporation                                                 327,000          20,571,570
MI Developments Inc.                                                     865,900          26,124,203
MortgageIT Holdings Inc.                                                 162,200           2,911,490
The St. Joe Company                                                       99,500           6,387,900
Thomas Properties Group Inc. (a)                                         232,400           2,960,776
                                                                                   =================
                                                                                         103,222,077
----------------------------------------------------------------------------------------------------
ROAD & RAIL -- 0.50%
Central Freight Lines Inc. (a)                                           567,900           3,577,770
----------------------------------------------------------------------------------------------------
SOFTWARE -- 3.31%
Compuware Corporation (a)                                              2,303,500          14,903,645
Concord Communications (a)                                               725,800           8,041,864
Parametric Technology Corporation (a)                                    162,000             954,180
                                                                                   =================
                                                                                          23,899,689
----------------------------------------------------------------------------------------------------
SPECIALTY RETAIL -- 1.07%
Group 1 Automotive Inc. (a)                                              232,500           7,323,750
Stage Stores, Inc. (a)                                                    10,100             419,352
                                                                                   =================
                                                                                           7,743,102
----------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS -- 4.20%
Reebok International Limited                                                 600              26,400
The Warnaco Group Inc. (a)                                             1,404,100          30,328,560
                                                                                   =================
                                                                                          30,354,960
----------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE -- 0.29%
Timberland Bancorp Inc.                                                   92,800           2,120,480
----------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.40%
USA Mobility Inc. (a)                                                     80,748           2,851,212

Total investments -- 96.65%
  (Cost -- $537,419,207)                                                           $     698,078,181
Time deposit* -- 2.53%                                                                    18,274,578
Other assets in excess of liabilities -- 0.82%                                             5,935,186
                                                                                   =================
Net assets -- 100.00%                                                              $     722,287,945
----------------------------------------------------------------------------------------------------

(a) -- NON-INCOME PRODUCING SECURITY.
(r) -- RESTRICTED SECURITY. PURCHASED IN A PRIVATE PLACEMENT TRANSACTION; RESALE TO THE PUBLIC MAY REQUIRE REGISTRATION OR BE LIMITED TO QUALIFIED INSTITUTIONAL BUYERS.
* -- TIME DEPOSIT BEARS INTEREST AT 1.60% AND MATURES ON 1/3/2005.

INVESTMENTS BY INDUSTRY (% OF NET ASSETS)

Real Estate                                          14.3%
Household Durables                                   11.2
Commercial Services & Supplies                        8.2
Insurance                                             5.8
Oil & Gas                                             5.4
Chemicals                                             5.3
Hotels, Restaurants & Leisure                         4.4
Media                                                 4.3
Textiles, Apparel & Luxury Goods                      4.2
IT Services                                           3.7
Marine                                                3.5
Software                                              3.3
Containers & Packaging                                2.8
Gas Utilities                                         2.6
Food & Staples Retailing                              1.9
Food Products                                         1.8
Health Care Providers & Services                      1.7
Paper & Forest Products                               1.6
Machinery                                             1.5
Electric Utilities                                    1.4
Metals & Mining                                       1.3
Leisure Equipment & Products                          1.1
Specialty Retail                                      1.1
Multi-Utilities & Unregulated Power                   0.9
Airlines                                              0.8
Auto Components                                       0.8
Consumer Finance                                      0.6
Road & Rail                                           0.5
Wireless Telecommunication Services                   0.4
Thrifts & Mortgage Finance                            0.3
                                                     ----
  Total                                              96.7%
                                                     ====

                      SEE NOTES TO THE FINANCIAL STATEMENTS

                  SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2004

                               ALL CAP VALUE FUND

                                                                        SHARES
                                                                         HELD            VALUE
----------------------------------------------------------------------------------------------------
COMMON STOCKS -- 96.24%

AEROSPACE & DEFENSE -- 2.23%
Lockheed Martin Corporation                                               49,600   $       2,755,280
----------------------------------------------------------------------------------------------------
AIRLINES -- 0.32%
FLYi Inc. (a)                                                            227,100             401,967
----------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 1.86%
Cendant Corporation                                                       98,300           2,298,254
----------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING -- 2.44%
Albertson's Inc.                                                         125,900           3,006,492
----------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- 4.20%
Magellan Health Services, Inc. (a)                                        77,800           2,657,648
Tenet Healthcare Corporation (a)                                         230,000           2,525,400
                                                                                   -----------------
                                                                                           5,183,048
----------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 5.38%
Jack in the Box Inc. (a)                                                  69,300           2,555,091
Mandalay Resort Group                                                     54,300           3,824,349
Sunterra Corporation (a)                                                  18,300             256,932
                                                                                   -----------------
                                                                                           6,636,372
----------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 10.56%
WCI Communities Inc. (a)                                                 443,100          13,027,140
----------------------------------------------------------------------------------------------------
INSURANCE -- 22.61%
Allmerica Financial Corporation (a)                                      327,300          10,745,259
KMG America Corporation (a)                                               80,000             880,000
Prudential Financial, Inc.                                                67,900           3,731,784
The St. Paul Travelers Companies, Inc.                                   126,500           4,689,355
UnumProvident Corporation                                                437,700           7,852,338
                                                                                   -----------------
                                                                                          27,898,736
----------------------------------------------------------------------------------------------------
IT SERVICES -- 8.13%
Electronic Data Systems Corporation                                      434,000          10,025,400
----------------------------------------------------------------------------------------------------
MACHINERY -- 0.42%
Miller Industries Inc. (a)                                                45,700             516,410
----------------------------------------------------------------------------------------------------
MULTILINE RETAIL -- 8.51%
Sears, Roebuck and Co.                                                   205,800          10,501,974
----------------------------------------------------------------------------------------------------
REAL ESTATE -- 22.87%
Aames Investment Corporation                                             472,300           5,053,610
American Financial Realty Trust                                          186,200           3,012,716
Apartment Investment & Management
  Company                                                                 25,500             982,770
Capital Lease Funding Inc.                                               254,900           3,186,250
Fieldstone Investment Corporation 144A (r)                               216,900   $       3,741,525
Government Properties Trust Inc.                                         578,700           5,705,982
MI Developments Inc.                                                      74,200           2,238,614
MortgageIT Holdings Inc.                                                 238,900           4,288,255
                                                                                   -----------------
                                                                                          28,209,722
----------------------------------------------------------------------------------------------------
SOFTWARE -- 3.59%
Computer Associates International, Inc.                                  142,600           4,429,156
----------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS -- 1.91%
The Warnaco Group Inc. (a)                                               109,100           2,356,560
----------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE -- 1.21%
AmNet Mortgage Inc. (a)                                                  181,900           1,493,399
----------------------------------------------------------------------------------------------------
Total investments -- 96.24%
  (Cost -- $101,125,522)                                                                 118,739,910
Time deposit* -- 3.29%                                                                     4,061,270
Other assets in excess of liabilities -- 0.47%                                               572,359
                                                                                   -----------------
Net assets -- 100.00%                                                              $     123,373,539
----------------------------------------------------------------------------------------------------

(a) -- NON-INCOME PRODUCING SECURITY.
(r) -- RESTRICTED SECURITY. PURCHASED IN A PRIVATE PLACEMENT TRANSACTION; RESALE TO THE PUBLIC MAY REQUIRE REGISTRATION OR BE LIMITED TO QUALIFIED INSTITUTIONAL BUYERS.
* -- TIME DEPOSIT BEARS INTEREST AT 1.60% AND MATURES ON 1/3/2005.

INVESTMENTS BY INDUSTRY (% OF NET ASSETS)

Real Estate                                          22.9%
Insurance                                            22.6
Household Durables                                   10.6
Multiline Retail                                      8.5
IT Services                                           8.1
Hotels, Restaurants & Leisure                         5.4
Health Care Providers & Services                      4.2
Software                                              3.6
Food & Staples Retailing                              2.4
Aerospace & Defense                                   2.2
Textiles, Apparel & Luxury Goods                      1.9
Commercial Services & Supplies                        1.9
Thrifts & Mortgage Finance                            1.2
Machinery                                             0.4
Airlines                                              0.3
                                                   ------
   Total                                             96.2%
                                                   ======

                      SEE NOTES TO THE FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2004 (UNAUDITED)

                                                   CORE VALUE    LARGE CAP VALUE   MID-CAP VALUE  SMALL CAP VALUE  ALL CAP VALUE
                                                      FUND             FUND             FUND            FUND            FUND
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments, at value*                         $   38,721,072  $ 1,967,555,691  $2,902,221,970  $   698,078,181  $  118,739,910
  Time deposit                                          401,928       98,351,179     127,344,188       18,274,578       4,061,270
  Dividends and interest receivable                      65,149        2,746,970       2,846,323          654,118         460,491
  Receivable for investments sold                            --               --              --        9,257,676              --
  Receivable for Fund shares sold                       114,594       24,792,342      68,067,601        1,365,962         904,442
  Other assets                                           10,582               --              --               --              --
                                                 --------------  ---------------  --------------  ---------------  --------------
    Total assets                                 $   39,313,325  $ 2,093,446,182  $3,100,480,082  $   727,630,515  $  124,166,113
                                                 --------------  ---------------  --------------  ---------------  --------------
LIABILITIES:
  Payable for investments purchased              $      428,050  $    63,384,644  $   29,960,872  $     3,477,737  $      583,638
  Payable for Fund shares repurchased                        --        1,025,453       3,831,968          713,108          40,291
  Accrued expenses and other liabilities                 20,949        1,977,154       3,565,874        1,151,725         168,645
                                                 --------------  ---------------  --------------  ---------------  --------------
    Total liabilities                                   448,999       66,387,251      37,358,714        5,342,570         792,574
                                                 --------------  ---------------  --------------  ---------------  --------------
    Net assets                                   $   38,864,326  $ 2,027,058,931  $3,063,121,368  $   722,287,945  $  123,373,539
                                                 ==============  ===============  ==============  ===============  ==============
NET ASSETS CONSIST OF:
  Paid in capital                                $   34,839,418  $ 1,790,004,378  $2,539,101,734      530,563,263  $  103,985,485
  Undistributed net investment income
    (accumulated investment loss) -- net                  1,889          117,182       1,228,942         (379,962)        324,361
  Undistributed net realized gain on securities          32,027        6,565,442      33,201,732       31,445,670       1,449,305
  Net unrealized appreciation of securities           3,990,992      230,371,929     489,588,960      160,658,974      17,614,388
                                                 --------------  ---------------  --------------  ---------------  --------------
    Net assets                                   $   38,864,326  $ 2,027,058,931  $3,063,121,368  $   722,287,945  $  123,373,539
                                                 ==============  ===============  ==============  ===============  ==============
CALCULATION OF NET ASSET VALUE PER SHARE
  -- CLASS A
  Net assets                                     $    3,723,287  $ 1,226,768,415  $1,053,521,311  $   239,132,712  $   57,189,159
  Shares outstanding (unlimited shares
    $0.001 par value authorized)                        323,159       54,086,899      38,745,793        4,715,951       2,912,140
  Net asset value per share                      $        11.52  $         22.68  $        27.19  $         50.71  $        19.64
                                                 ==============  ===============  ==============  ===============  ==============
PUBLIC OFFERING PRICE PER SHARE -- CLASS A
  ($11.52 divided by .9475,
    $22.68 divided by .9475,
    $27.19 divided by .9475,
    $50.71 divided by .9475,
    $19.64 divided by .9475)                     $        12.16  $         23.94  $        28.70  $         53.52  $        20.73
                                                 ==============  ===============  ==============  ===============  ==============
CALCULATION OF NET ASSET VALUE PER SHARE AND
  PUBLIC OFFERING PRICE PER SHARE -- CLASS B
  Net assets                                                     $     7,677,892  $   48,010,612  $    13,094,129
  Shares outstanding (unlimited shares
   $0.001 par value authorized)                                          341,622       1,806,176          268,073
  Net asset value per share                                      $         22.47  $        26.58  $         48.85
                                                                 ===============  ==============  ===============

CALCULATION OF NET ASSET VALUE PER SHARE AND
  PUBLIC OFFERING PRICE PER SHARE -- CLASS C
  Net assets                                     $    4,308,681  $   211,786,057  $  244,724,315  $    27,680,303  $   33,091,181
  Shares outstanding (unlimited shares
    $0.001 par value authorized)                        374,734        9,433,644       9,196,680          566,074       1,710,844
  Net asset value per share                      $        11.50  $         22.45  $        26.61  $         48.90  $        19.34
                                                 ==============  ===============  ==============  ===============  ==============

CALCULATION OF NET ASSET VALUE PER SHARE AND
  PUBLIC OFFERING PRICE PER SHARE -- CLASS R
  Net assets                                                     $     7,483,823  $   13,620,325
  Shares outstanding (unlimited shares
   $0.001 par value authorized)                                          327,102         495,134
  Net asset value per share                                      $         22.88  $        27.51
                                                                 ===============  ==============
CALCULATION OF NET ASSET VALUE PER SHARE AND
  PUBLIC OFFERING PRICE PER SHARE -- CLASS I
  Net assets                                     $   30,832,358  $   573,342,744  $1,703,244,805  $   442,380,801  $   33,093,199
  Shares outstanding (unlimited shares
    $0.001 par value authorized)                      2,675,528       25,221,853      62,415,720        8,771,424       1,691,250
  Net asset value per share                      $        11.52  $         22.73  $        27.29  $         50.43  $        19.57
                                                 ==============  ===============  ==============  ===============  ==============
*Cost of investments                             $   34,730,080  $ 1,737,183,762  $2,412,633,010  $   537,419,207  $  101,125,522
                                                 ==============  ===============  ==============  ===============  ==============

                      SEE NOTES TO THE FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 (UNAUDITED)

                                                   CORE VALUE    LARGE CAP VALUE  MID-CAP VALUE   SMALL CAP VALUE  ALL CAP VALUE
                                                      FUND^           FUND            FUND              FUND           FUND
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Income*
    Dividends                                    $      188,347  $    11,314,678  $   18,223,642  $     2,981,565  $    1,087,065
    Interest                                              8,042          420,851         598,267          149,919          18,125
    Other                                                    --            4,297           4,006               76              --
                                                 --------------  ---------------  --------------  ---------------  --------------
        Total income                                    196,389       11,739,826      18,825,915        3,131,560       1,105,190
                                                 --------------  ---------------  --------------  ---------------  --------------
EXPENSES:
  Advisory fees                                          65,097        3,989,222       8,686,334        2,305,343         357,469
  Professional fees and expenses                          1,326           16,983          39,285           22,713           8,845
  Custodian fees and expenses                             1,122           19,090          41,775           18,159           4,928
  Transfer agent fees and expenses                       13,556          448,396       1,507,871          551,886          56,513
  Accounting fees and expenses                           16,028          103,887         181,169           73,530          25,233
  Administration fees                                     7,122          437,426         953,245          253,051          39,230
  Trustees' fees and expenses                                62            6,566          22,352            8,443           1,139
  Reports to shareholders                                   561           19,974          63,482           23,290           3,696
  Registration fees                                      19,467           36,265          47,141           31,635          21,324
  Distribution and services fees -- Class A               1,204          728,055       1,081,332          270,032          52,542
  Distribution and services fees -- Class B                  --           34,748         216,942           57,642              --
  Distribution and services fees -- Class C               7,245          638,450       1,071,932          125,828         124,194
  Distribution and services fees -- Class R                  --           10,090          18,605               --              --
  Other expenses                                            516           34,300         117,463           24,753           6,626
                                                 --------------  ---------------  --------------  ---------------  --------------
      Total expenses                                    133,306        6,523,452      14,048,928        3,766,305         701,739
  Less, expense waiver                                  (42,431)              --              --               --              --
                                                 --------------  ---------------  --------------  ---------------  --------------
      Net expenses                                       90,875        6,523,452      14,048,928        3,766,305         701,739
                                                 --------------  ---------------  --------------  ---------------  --------------
  Net investment income (loss)                          105,514        5,216,374       4,776,987         (634,745)        403,451
                                                 --------------  ---------------  --------------  ---------------  --------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
    Net realized gain on securities                      32,027       11,052,910      91,397,411       51,352,072       1,707,357
    Net change in unrealized appreciation/
      depreciation of securities                      3,990,992      165,429,643     267,956,236       40,357,541      13,693,314
                                                 --------------  ---------------  --------------  ---------------  --------------
  Net gain on investments                             4,023,019      176,482,553     359,353,647       91,709,613      15,400,671
                                                 --------------  ---------------  --------------  ---------------  --------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                     $    4,128,533  $   181,698,927  $  364,130,634  $    91,074,868  $   15,804,122
                                                 ==============  ===============  ==============  ===============  ==============
*Net of Foreign Taxes Withheld                   $          112  $            --  $       51,492  $        30,649  $        2,147
                                                 ==============  ===============  ==============  ===============  ==============

^ Period August 30, 2004 (commencement of operations) through December 31, 2004.

                      SEE NOTES TO THE FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

                                                          CORE VALUE FUND              LARGE CAP VALUE FUND
                                                     -------------------------  ---------------------------------
                                                               PERIOD
                                                          AUGUST 30, 2004^      SIX MONTHS ENDED
                                                     THROUGH DECEMBER 31, 2004  DECEMBER 31, 2004     YEAR ENDED
                                                             (UNAUDITED)           (UNAUDITED)      JUNE 30, 2004
-----------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss)                           $          105,514     $       5,216,374   $   1,581,731
  Net realized gain on securities                                    32,027            11,052,910       2,908,226
  Net change in unrealized appreciation/
   depreciation of securities                                     3,990,992           165,429,643      54,161,567
                                                         ------------------     -----------------   -------------
      Net increase in net assets resulting from
       operations                                                 4,128,533           181,698,927      58,651,524
                                                         ------------------     -----------------   -------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
  Investment income -- net:
    Class I                                                         (91,191)           (2,424,819)       (433,595)
    Class A                                                          (6,424)           (3,522,601)       (381,639)
    Class B                                                              --                    --          (2,935)
    Class C                                                          (6,010)             (187,110)        (26,203)
    Class R                                                                               (28,035)
  Realized gain on investments -- net:
    Class I                                                              --            (1,757,814)       (326,451)
    Class A                                                              --            (3,240,240)       (424,491)
    Class B                                                              --               (25,500)        (12,781)
    Class C                                                              --              (646,401)        (73,612)
    Class R                                                              --               (23,219)             --
                                                         ------------------     -----------------   -------------
      Net decrease in net assets resulting
       from dividends and distributions
       to shareholders                                             (103,625)          (11,855,739)     (1,681,707)
                                                         ------------------     -----------------   -------------
CAPITAL SHARE TRANSACTIONS:
  Net increase in net assets derived
   from capital share transactions                               34,839,418         1,257,665,789     466,845,207
                                                         ------------------     -----------------   -------------
NET ASSETS:
  Total increase in net assets                                   38,864,326         1,427,508,977     523,815,024
  Beginning of year                                                      --           599,549,954      75,734,930
                                                         ------------------     -----------------   -------------
  End of year                                            $       38,864,326     $   2,027,058,931   $ 599,549,954
                                                         ==================     =================   =============

^ Commencement of operations.

                      SEE NOTES TO THE FINANCIAL STATEMENTS

                                                              MID-CAP VALUE FUND                  SMALL CAP VALUE FUND
                                                    -----------------------------------   ------------------------------------
                                                    SIX MONTHS ENDED                      SIX MONTHS ENDED
                                                    DECEMBER 31, 2004      YEAR ENDED     DECEMBER 31, 2004       YEAR ENDED
                                                       (UNAUDITED)       JUNE 30, 2004       (UNAUDITED)         JUNE 30, 2004
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss)                      $       4,776,987   $     2,992,147   $        (634,745)     $    (962,797)
  Net realized gain on securities                          91,397,411        40,472,180          51,352,072         81,833,279
  Net change in unrealized appreciation/
   depreciation of securities                             267,956,236       196,949,255          40,357,541         88,252,916
                                                    -----------------   ---------------   -----------------      -------------
      Net increase in net assets resulting from
       operations                                         364,130,634       240,413,582          91,074,868        169,123,398
                                                    -----------------   ---------------   -----------------      -------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
  Investment income -- net:
    Class I                                                (4,026,703)       (1,368,825)                 --           (113,240)
    Class A                                                (1,103,301)         (587,101)                 --                 --
    Class B                                                        --           (16,323)                 --                 --
    Class C                                                   (32,300)             (390)                 --                 --
    Class R
  Realized gain on investments -- net:
    Class I                                               (47,234,415)       (5,828,896)        (55,173,508)        (4,556,091)
    Class A                                               (31,272,339)       (3,336,607)        (30,404,861)        (3,814,494)
    Class B                                                (1,468,504)         (395,838)         (1,688,489)          (174,267)
    Class C                                                (7,463,100)       (1,107,621)         (3,638,230)          (409,097)
    Class R                                                  (377,077)           (1,658)                 --                 --
                                                    -----------------   ---------------   -----------------      -------------
      Net decrease in net assets resulting
       from dividends and distributions
       to shareholders                                    (92,977,739)      (12,643,259)        (90,905,088)        (9,067,189)
                                                    -----------------   ---------------   -----------------      -------------
CAPITAL SHARE TRANSACTIONS:
  Net increase in net assets derived
   from capital share transactions                        880,567,352     1,432,295,894         142,921,231        157,887,481
                                                    -----------------   ---------------   -----------------      -------------
NET ASSETS:
  Total increase in net assets                          1,151,720,247     1,660,066,217         143,091,011        317,943,690
  Beginning of year                                     1,911,401,121       251,334,904         579,196,934        261,253,244
                                                    -----------------   ---------------   -----------------      -------------
  End of year                                       $   3,063,121,368   $ 1,911,401,121   $     722,287,945      $ 579,196,934
                                                    =================   ===============   =================      =============

                                                             ALL CAP VALUE FUND
                                                    -----------------------------------
                                                    SIX MONTHS ENDED
                                                    DECEMBER 31, 2004      YEAR ENDED
                                                       (UNAUDITED)       JUNE 30, 2004
---------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss)                      $         403,451   $         2,462
  Net realized gain on securities                           1,707,357           142,322
  Net change in unrealized appreciation/
   depreciation of securities                              13,693,314         3,642,569
                                                    -----------------   ---------------
      Net increase in net assets resulting from
       operations                                          15,804,122         3,787,353
                                                    -----------------   ---------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
  Investment income -- net:
    Class I                                                   (52,269)          (11,531)
    Class A                                                   (41,289)           (5,272)
    Class B                                                        --                --
    Class C                                                        --              (522)
    Class R
  Realized gain on investments -- net:
    Class I                                                  (101,981)          (14,502)
    Class A                                                  (166,997)          (12,762)
    Class B                                                        --                --
    Class C                                                   (99,543)           (5,490)
    Class R                                                        --                --
                                                    -----------------   ---------------
      Net decrease in net assets resulting
       from dividends and distributions
       to shareholders                                       (462,079)          (50,079)
                                                    -----------------   ---------------
CAPITAL SHARE TRANSACTIONS:
  Net increase in net assets derived
   from capital share transactions                         29,177,459        71,556,996
                                                    -----------------   ---------------
NET ASSETS:
  Total increase in net assets                             44,519,502        75,294,270
  Beginning of year                                        78,854,037         3,559,767
                                                    -----------------   ---------------
  End of year                                       $     123,373,539   $    78,854,037
                                                    =================   ===============

                      SEE NOTES TO THE FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

THE FOLLOWING PER SHARE DATA AND RATIOS HAVE BEEN DERIVED FROM INFORMATION PROVIDED IN THE FINANCIAL STATEMENTS.

                                                            INCOME FROM INVESTMENT OPERATIONS
                                                       -------------------------------------------
                                                                        NET GAIN                     DIVIDENDS AND DISTRIBUTIONS
                                                                       (LOSS) ON                    -----------------------------
                                          NET ASSET                    SECURITIES                     DIVIDENDS     DISTRIBUTIONS
                                            VALUE,         NET           (BOTH         TOTAL FROM     (FROM NET         (FROM
                                          BEGINNING     INVESTMENT    REALIZED AND     INVESTMENT    INVESTMENT        CAPITAL
CORE VALUE FUND                           OF PERIOD       INCOME       UNREALIZED)     OPERATIONS      INCOME)          GAINS)
---------------------------------------------------------------------------------------------------------------------------------
CLASS I
  Period 8/30/2004(1) to 12/31/2004*    $       10.00  $        0.04  $        1.51  $        1.55  $       (0.03)  $          --

CLASS A
  Period 8/30/2004(1) to 12/31/2004*            10.00           0.03           1.52           1.55          (0.03)             --

CLASS C
  Period 8/30/2004(1) to 12/31/2004*            10.00           0.01           1.49           1.50             --              --

                                        DIVIDENDS AND
                                        DISTRIBUTIONS                                 NET ASSETS,
                                        -------------    NET ASSET                      END OF
                                            TOTAL        VALUE, END        TOTAL      PERIOD (IN
                                        DISTRIBUTIONS    OF PERIOD       RETURN(2)    THOUSANDS)
--------------------------------------------------------------------------------------------------
CLASS I
  Period 8/30/2004(1) to 12/31/2004*    $       (0.03)   $     11.52       15.54%    $      30,832

CLASS A
  Period 8/30/2004(1) to 12/31/2004*            (0.03)         11.52       15.51             3,723

CLASS C
  Period 8/30/2004(1) to 12/31/2004*               --          11.50       15.19             4,309

                                             RATIOS TO AVERAGE NET ASSETS
                                     --------------------------------------------
                                        EXPENSES,                     INVESTMENT
                                         NET OF                       INCOME --
                                      REIMBURSEMENT     EXPENSES         NET
---------------------------------------------------------------------------------
CLASS I
  Period 8/30/2004(1) to 12/31/2004*       0.95%(3)       1.43%(3)      1.31%(3)

CLASS A
  Period 8/30/2004(1) to 12/31/2004*       1.19(3)        1.68(3)       1.06(3)

CLASS C
  Period 8/30/2004(1) to 12/31/2004*       1.94(3)        2.42(3)       0.32(3)

                                                   PERIOD AUGUST 30, 2004(1)
                                                  THROUGH DECEMBER 31, 2004*
----------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                                 3%

(1)  COMMENCEMENT OF OPERATIONS.
(2) TOTAL RETURNS EXCLUDE THE EFFECTS OF SALES CHARGES. THE FUND'S INVESTMENT ADVISOR WAIVED A PORTION OF ITS ADVISORY FEE AND REIMBURSED A PORTION OF THE FUND'S EXPENSES. WITHOUT SUCH WAIVER AND REIMBURSEMENT, THE FUND'S PERFORMANCE WOULD HAVE BEEN LOWER.
(3)  ANNUALIZED.
*    UNAUDITED.

                      SEE NOTES TO THE FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

THE FOLLOWING PER SHARE DATA AND RATIOS HAVE BEEN DERIVED FROM INFORMATION PROVIDED IN THE FINANCIAL STATEMENTS.

                                                INCOME FROM INVESTMENT OPERATIONS               DIVIDENDS AND DISTRIBUTIONS
                                             ----------------------------------------   ------------------------------------------
                                                             NET GAIN
                                                            (LOSS) ON
                                 NET ASSET                  SECURITIES                    DIVIDENDS    DISTRIBUTIONS
                                  VALUE,         NET           (BOTH       TOTAL FROM    (FROM NET        (FROM
                                 BEGINNING    INVESTMENT   REALIZED AND    INVESTMENT    INVESTMENT      CAPITAL           TOTAL
LARGE CAP VALUE FUND             OF PERIOD     INCOME       UNREALIZED)    OPERATIONS      INCOME)        GAINS)      DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
CLASS I
  Six months ended 12/31/2004*  $     20.09  $       0.08  $        2.77  $    2.85     $   (0.13)     $   (0.08)     $    (0.21)
  Year ended 6/30/2004                15.26          0.10           4.92       5.02         (0.12)         (0.07)          (0.19)
  Year ended 6/30/2003                15.99          0.17           0.36       0.53         (0.16)         (1.10)          (1.26)
  Year ended 6/30/2002                16.82          0.22          (0.32)     (0.10)        (0.15)         (0.58)          (0.73)
  Year ended 6/30/2001                13.02          0.31           3.80       4.11         (0.31)            --           (0.31)

CLASS A
  Six months ended 12/31/2004*        20.04          0.07           2.75       2.82         (0.10)         (0.08)          (0.18)
  Year ended 6/30/2004                15.25          0.11           4.85       4.96         (0.10)         (0.07)          (0.17)
  Year ended 6/30/2003                15.98          0.16           0.35       0.51         (0.14)         (1.10)          (1.24)
  Period from 10/26/2001(1)
    to 6/30/2002                      15.57          0.13           0.87       1.00         (0.09)         (0.50)          (0.59)

CLASS B
  Six months ended 12/31/2004*        19.84          0.03           2.68       2.71            --          (0.08)          (0.08)
  Year ended 6/30/2004                15.14            --           4.79       4.79         (0.02)         (0.07)          (0.09)
  Year ended 6/30/2003                15.93          0.04           0.36       0.40         (0.09)         (1.10)          (1.19)
  Period from 2/4/2002(1)
    to 6/30/2002                      15.60          0.02           0.31       0.33            --             --              --

CLASS C
  Six months ended 12/31/2004*        19.84          0.03           2.68       2.71         (0.02)         (0.08)          (0.10)
  Year ended 6/30/2004                15.15         (0.13)          4.93       4.80         (0.04)         (0.07)          (0.11)
  Year ended 6/30/2003                15.92         (0.16)          0.56       0.40         (0.07)         (1.10)          (1.17)
  Period from 2/4/2002(1)
    to 6/30/2002                      15.60          0.03           0.29       0.32            --             --              --

CLASS R
  Six months ended 12/31/2004*        20.25          0.08           2.74       2.82         (0.11)         (0.08)          (0.19)
  Period from 8/28/2003(1)
    to 6/30/2004                      16.26          0.02           3.97       3.99            --             --              --

                                                                                  RATIOS TO AVERAGE NET ASSETS
                                                            NET ASSETS,   --------------------------------------------
                                 NET ASSET                    END OF        EXPENSES,                    INVESTMENT
                                VALUE, END      TOTAL       PERIOD (IN       NET OF                       INCOME --
LARGE CAP VALUE FUND             OF PERIOD    RETURN(2)     THOUSANDS)    REIMBURSEMENT    EXPENSES         NET
----------------------------------------------------------------------------------------------------------------------
CLASS I
Six months ended 12/31/2004*    $     22.73         14.23% $     573,343       0.96%(3)      0.96%(3)       1.24%(3)
  Year ended 6/30/2004                20.09         33.20        200,719       1.03          1.06           0.85
  Year ended 6/30/2003                15.26          4.95         44,077       1.05          1.34           1.32
  Year ended 6/30/2002                15.99         (0.38)        39,215       1.00          1.50           1.30
  Year ended 6/30/2001                16.82         31.90         47,271       0.95          1.20           1.96

CLASS A
  Six months ended 12/31/2004*        22.68         14.11      1,226,768       1.20(3)       1.20(3)        0.99(3)
  Year ended 6/30/2004                20.04         32.78        311,596       1.28          1.31           0.60
  Year ended 6/30/2003                15.25          4.79         28,704       1.30          1.59           1.07
  Period from 10/26/2001(1)
    to 6/30/2002                      15.98          6.51          6,546       1.25(3)      1.753(3)        1.05(3)

CLASS B
  Six months ended 12/31/2004*        22.47         13.70          7,678       1.96(3)       1.96(3)        0.24(3)
  Year ended 6/30/2004                19.84         31.78          6,584       2.03          2.06          (0.15)
  Year ended 6/30/2003                15.14          4.05            546       2.05          2.34           0.32
  Period from 2/4/2002(1)
    to 6/30/2002                      15.93          2.12            193       2.00(3)       2.50(3)        0.30(3)

CLASS C
  Six months ended 12/31/2004*        22.45         13.66        211,786       1.95(3)       1.95(3)        0.24(3)
  Year ended 6/30/2004                19.84         31.83           78,9       2.03          2.06          (0.14)
  Year ended 6/30/2003                15.15          4.05          2,408       2.05          2.34           0.32
  Period from 2/4/2002(1)
    to 6/30/2002                      15.92          2.05          1,092       2.00(3)       2.50(3)        0.30(3)

CLASS R
  Six months ended 12/31/2004*        22.88         13.97          7,484       1.45(3)       1.45(3)        0.74(3)
  Period from 8/28/2003(1)
    to 6/30/2004                      20.25         24.54          1,665       1.71(3)       1.74(3)        0.53(3)

                                                                                YEAR ENDED JUNE 30,
                                    SIX MONTHS ENDED         -----------------------------------------------------
                                    DECEMBER 31,2004*              2004         2003           2002         2001
------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                    8%                       5%           35%            96%          26%

(1)  COMMENCEMENT OF OPERATIONS.
(2) TOTAL RETURNS EXCLUDE THE EFFECTS OF SALES CHARGES. THE FUND'S INVESTMENT ADVISOR MAY HAVE WAIVED A PORTION OF ITS ADVISORY FEES AND REIMBURSED A PORTION OF THE FUND'S EXPENSES. WITHOUT SUCH WAIVER AND REIMBURSEMENT, THE FUND'S PERFORMANCE WOULD HAVE BEEN LOWER.
(3)  ANNUALIZED.
*    UNAUDITED.

                      SEE NOTES TO THE FINANCIAL STATEMENTS

THE FOLLOWING PER SHARE DATA AND RATIOS HAVE BEEN DERIVED FROM INFORMATION PROVIDED IN THE FINANCIAL STATEMENTS.

                                                INCOME FROM INVESTMENT OPERATIONS               DIVIDENDS AND DISTRIBUTIONS
                                             ----------------------------------------   ------------------------------------------
                                                             NET GAIN
                                                            (LOSS) ON
                                 NET ASSET                  SECURITIES                    DIVIDENDS    DISTRIBUTIONS
                                  VALUE,         NET           (BOTH       TOTAL FROM    (FROM NET        (FROM
                                 BEGINNING    INVESTMENT    REALIZED AND   INVESTMENT    INVESTMENT      CAPITAL           TOTAL
MID-CAP VALUE FUND               OF PERIOD      INCOME      UNREALIZED)    OPERATIONS      INCOME)        GAINS)      DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
CLASS I
  Six months ended 12/31/2004*  $     24.53  $    0.05     $        3.62  $    3.67     $   (0.07)     $   (0.84)     $    (0.91)
  Year ended 6/30/2004                17.64       0.06              7.24       7.30         (0.08)         (0.33)          (0.41)
  Year ended 6/30/2003                17.01       0.09              0.93       1.02         (0.05)         (0.34)          (0.39)
  Year ended 6/30/2002                17.14       0.11              0.68       0.79         (0.15)         (0.77)          (0.92)
  Year ended 6/30/2001                12.75       0.18              4.84       5.02         (0.27)         (0.36)          (0.63)

CLASS A
  Six months ended 12/31/2004*        24.43       0.04              3.59       3.63         (0.03)         (0.84)          (0.87)
  Year ended 6/30/2004                17.61       0.03              7.18       7.21         (0.06)         (0.33)          (0.39)
  Year ended 6/30/2003                16.99       0.05              0.94       0.99         (0.03)         (0.34)          (0.37)
  Year ended 6/30/2002                17.12       0.11              0.66       0.77         (0.13)         (0.77)          (0.90)
  Period from 1/2/2001(1)
   to 6/30/2001                       15.02       0.04              2.06       2.10            --             --              --

CLASS B
  Six months ended 12/31/2004*        23.97      (0.04)             3.49       3.45            --          (0.84)          (0.84)
  Year ended 6/30/2004                17.36      (0.06)             7.00       6.94            --          (0.33)          (0.33)
  Year ended 6/30/2003                16.85      (0.02)             0.87       0.85            --          (0.34)          (0.34)
  Year ended 6/30/2002                17.06         --              0.63       0.63         (0.07)         (0.77)          (0.84)
  Period from 1/2/2001(1)
   to 6/30/2001                       15.02       0.01              2.03       2.04            --             --              --

CLASS C
  Six months ended 12/31/2004*        23.99      (0.04)             3.50       3.46            --          (0.84)          (0.84)
  Year ended 6/30/2004                17.38      (0.03)             6.97       6.94            --          (0.33)          (0.33)
  Year ended 6/30/2003                16.87      (0.01)             0.86       0.85            --          (0.34)          (0.34)
  Year ended 6/30/2002                17.07       0.02              0.62       0.64         (0.07)         (0.77)          (0.84)
  Period from 1/2/2001(1)
    to 6/30/2001                      15.02         --(4)           2.05       2.05            --             --              --

CLASS R
  Six months ended 12/31/2004*        24.78       0.02              3.62       3.64         (0.07)         (0.84)          (0.91)
  Period 8/28/2003(1)
    through 6/30/2004                 19.33       0.08              5.78       5.86         (0.08)         (0.33)          (0.41)

                                                                                  RATIOS TO AVERAGE NET ASSETS
                                                            NET ASSETS,   --------------------------------------------
                                 NET ASSET                    END OF        EXPENSES,                    INVESTMENT
                                VALUE, END      TOTAL       PERIOD (IN       NET OF                       INCOME --
                                 OF PERIOD    RETURN(2)     THOUSANDS)    REIMBURSEMENT    EXPENSES         NET
----------------------------------------------------------------------------------------------------------------------
CLASS I
Six months ended 12/31/2004*    $     27.29         15.09% $   1,703,245       1.01%(3)      1.01%(3)       0.62%(3)
  Year ended 6/30/2004                24.53         41.67        908,242       1.03          1.03           0.55
  Year ended 6/30/2003                17.64          6.46        162,404       1.15          1.22           0.88
  Year ended 6/30/2002                17.01          4.77         63,741       1.15          1.40           0.94
  Year ended 6/30/2001                17.14         40.36         30,198       1.15          1.57           1.91

CLASS A
  Six months ended 12/31/2004*        27.19         14.97      1,053,521       1.25(3)       1.25(3)        0.37(3)
  Year ended 6/30/2004                24.43         41.21        755,749       1.28          1.28           0.30
  Year ended 6/30/2003                17.61          6.26         60,159       1.40          1.47           0.63
  Year ended 6/30/2002                16.99          4.64         18,790       1.40          1.65           0.69
  Period from 1/2/2001(1)
   to 6/30/2001                       17.12         13.98            844       1.40(3)       2.22(3)        1.02(3)

CLASS B
  Six months ended 12/31/2004*        26.58         14.51         48,011       2.00(3)       2.00(3)       (0.38)(3)
  Year ended 6/30/2004                23.97         40.21         42,018       2.04          2.04          (0.45)
  Year ended 6/30/2003                17.36          5.41         13,562       2.15          2.22          (0.12)
  Year ended 6/30/2002                16.85          3.82         11,363       2.15          2.40          (0.07)
  Period from 1/2/2001(1)
   to 6/30/2001                       17.06         13.58          3,925       2.15(3)       2.96(3)        0.23(3)

CLASS C
  Six months ended 12/31/2004*        26.61         14.54        244,724       2.00(3)       2.00(3)       (0.38)(3)
  Year ended 6/30/2004                23.99         40.19        201,360       2.04          2.04          (0.45)
  Year ended 6/30/2003                17.38          5.40         15,209       2.15          2.22          (0.12)
  Year ended 6/30/2002                16.87          3.85          9,084       2.15          2.40          (0.07)
  Period from 1/2/2001(1)
    to 6/30/2001                      17.07         13.65          2,400       2.14(3)       2.96(3)        0.18(3)

CLASS R
  Six months ended 12/31/2004*        27.51         14.82         13,620       1.50(3)       1.50(3)        0.12(3)
  Period 8/28/2003(1)
     through 6/30/2004                24.78         30.58          4,032       1.72(3)       1.72(3)        0.16(3)

                                                                                YEAR ENDED JUNE 30,
                                     SIX MONTHS ENDED        --------------------------------------------------------
                                    DECEMBER 31, 2004*          2004            2003          2002         2001
---------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                      15%                 25%             56%           82%          138%

(1)  COMMENCEMENT OF OPERATIONS.
(2) TOTAL RETURNS EXCLUDE THE EFFECTS OF SALES CHARGES. PRIOR TO 7/1/2003, THE FUND'S INVESTMENT ADVISOR MAY HAVE WAIVED A PORTION OF ITS ADVISORY FEES AND REIMBURSED A PORTION OF THE FUND'S EXPENSES. WITHOUT SUCH WAIVER AND REIMBURSEMENT, THE FUND'S PERFORMANCE WOULD HAVE BEEN LOWER.
(3)  ANNUALIZED.
(4)  AMOUNT IS LESS THAN $0.01 PER SHARE.
*    UNAUDITED.

                      SEE NOTES TO THE FINANCIAL STATEMENTS

THE FOLLOWING PER SHARE DATA AND RATIOS HAVE BEEN DERIVED FROM INFORMATION PROVIDED IN THE FINANCIAL STATEMENTS.

                                                                             INCOME FROM INVESTMENT OPERATIONS
                                                                     -------------------------------------------------
                                                                                          NET GAIN
                                                                                         (LOSS) ON
                                                       NET ASSET                        SECURITIES
                                                         VALUE,            NET             (BOTH         TOTAL FROM
                                                       BEGINNING       INVESTMENT       REALIZED AND     INVESTMENT
SMALL CAP VALUE FUND                                   OF PERIOD         INCOME          UNREALIZED)     OPERATIONS
----------------------------------------------------------------------------------------------------------------------
CLASS I
  Six months ended 12/31/2004*                      $         50.54  $         (0.04) $          7.23  $          7.19
  Year ended 6/30/2004                                        34.55             0.07            16.77            16.84
  Year ended 6/30/2003                                        31.83             0.08             2.69             2.77
  Year ended 6/30/2002                                        26.63             0.07             5.33             5.40
  Year ended 6/30/2001                                        17.11             0.25             9.28             9.53

CLASS A
  Six months ended 12/31/2004*                                50.84            (0.07)            7.24             7.17
  Year ended 6/30/2004                                        34.81            (0.01)           16.87            16.86
  Year ended 6/30/2003                                        32.12            (0.11)            2.85             2.74
  Year ended 6/30/2002                                        26.86             0.20             5.26             5.46
  Period from 10/6/2000(1) to 6/30/2001                       19.64             0.16             7.07             7.23

CLASS B
  Six months ended 12/31/2004*                                49.40            (0.17)            6.92             6.75
  Year ended 6/30/2004                                        34.10            (0.26)           16.39            16.13
  Year ended 6/30/2003                                        31.71            (0.13)            2.55             2.42
  Period from 2/4/2002(1) to 6/30/2002                        28.84            (0.03)            2.90             2.87

CLASS C
  Six months ended 12/31/2004*                                49.45            (0.19)            6.94             6.75
  Year ended 6/30/2004                                        34.13            (0.24)           16.39            16.15
  Year ended 6/30/2003                                        31.71            (0.14)            2.58             2.44
  Period from 2/4/2002(1) to 6/30/2002                        28.84            (0.04)            2.91             2.87

                                                               DIVIDENDS AND DISTRIBUTIONS
                                                    -------------------------------------------------
                                                       DIVIDENDS      DISTRIBUTIONS
                                                       (FROM NET          (FROM
                                                       INVESTMENT        CAPITAL           TOTAL
SMALL CAP VALUE FUND                                    INCOME)           GAINS)       DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------
CLASS I
  Six months ended 12/31/2004*                      $            --  $         (7.30) $         (7.30)
  Year ended 6/30/2004                                        (0.02)           (0.83)           (0.85)
  Year ended 6/30/2003                                        (0.05)              --            (0.05)
  Year ended 6/30/2002                                        (0.20)              --            (0.20)
  Year ended 6/30/2001                                        (0.01)              --            (0.01)

CLASS A
  Six months ended 12/31/2004*                                   --            (7.30)           (7.30)
  Year ended 6/30/2004                                           --            (0.83)           (0.83)
  Year ended 6/30/2003                                        (0.05)              --            (0.05)
  Year ended 6/30/2002                                        (0.20)              --            (0.20)
  Period from 10/6/2000(1) to 6/30/2001                       (0.01)              --            (0.01)

CLASS B
  Six months ended 12/31/2004*                                   --            (7.30)           (7.30)
  Year ended 6/30/2004                                           --            (0.83)           (0.83)
  Year ended 6/30/2003                                        (0.03)              --            (0.03)
  Period from 2/4/2002(1) to 6/30/2002                           --               --               --

CLASS C
  Six months ended 12/31/2004*                                   --            (7.30)           (7.30)
  Year ended 6/30/2004                                           --            (0.83)           (0.83)
  Year ended 6/30/2003                                        (0.02)              --            (0.02)
  Period from 2/4/2002(1) to 6/30/2002                           --               --               --

                                                                                        NET ASSETS,
                                                      NET ASSET                           END OF
                                                      VALUE, END          TOTAL         PERIOD (IN
SMALL CAP VALUE FUND                                  OF PERIOD         RETURN(2)       THOUSANDS)
-----------------------------------------------------------------------------------------------------
CLASS I
  Six months ended 12/31/2004*                      $         50.43            14.76% $       442,381
  Year ended 6/30/2004                                        50.54            49.06          324,984
  Year ended 6/30/2003                                        34.55             8.72          136,680
  Year ended 6/30/2002                                        31.83            20.45           97,458
  Year ended 6/30/2001                                        26.63            55.69           48,773

CLASS A
  Six months ended 12/31/2004*                                50.71            14.61          239,133
  Year ended 6/30/2004                                        50.84            48.70          217,833
  Year ended 6/30/2003                                        34.81             8.57          111,208
  Year ended 6/30/2002                                        32.12            20.47           13,660
  Period from 10/6/2000(1) to 6/30/2001                       26.86            38.28               26

CLASS B
  Six months ended 12/31/2004*                                48.85            14.18           13,094
  Year ended 6/30/2004                                        49.40            47.60           11,248
  Year ended 6/30/2003                                        34.10             7.63            4,689
  Period from 2/4/2002(1) to 6/30/2002                        31.71             9.99              738

CLASS C
  Six months ended 12/31/2004*                                48.90            14.17           27,680
  Year ended 6/30/2004                                        49.45            47.62           25,132
  Year ended 6/30/2003                                        34.13             7.66            8,676
  Period from 2/4/2002(1) to 6/30/2002                        31.71             9.99            3,484

                                                               RATIOS TO AVERAGE NET ASSETS
                                                    -------------------------------------------------
                                                       EXPENSES,                         INVESTMENT
                                                        NET OF                             INCOME --
SMALL CAP VALUE FUND                                 REIMBURSEMENT         EXPENSES          NET
-----------------------------------------------------------------------------------------------------
CLASS I
  Six months ended 12/31/2004*                                 1.08%(3)      1.08%(3)      (0.06)%(3)
  Year ended 6/30/2004                                         1.14          1.14          (0.04)
  Year ended 6/30/2003                                         1.22          1.25           0.36
  Year ended 6/30/2002                                         1.24          1.32           0.49
  Year ended 6/30/2001                                         1.24          1.32           1.16

CLASS A
  Six months ended 12/31/2004*                                 1.33(3)       1.33(3)       (0.31)(3)
  Year ended 6/30/2004                                         1.39          1.39          (0.29)
  Year ended 6/30/2003                                         1.47          1.50           0.11
  Year ended 6/30/2002                                         1.49          1.57           0.24
  Period from 10/6/2000(1) to 6/30/2001                        1.50(3)       1.62(3)        1.42(3)

CLASS B
  Six months ended 12/31/2004*                                 2.08(3)       2.08(3)       (1.06)(3)
  Year ended 6/30/2004                                         2.14          2.14          (1.04)
  Year ended 6/30/2003                                         2.22          2.25          (0.64)
  Period from 2/4/2002(1) to 6/30/2002                         2.24(3)       2.32(3)       (0.51)(3)

CLASS C
  Six months ended 12/31/2004*                                 2.08(3)       2.08(3)       (1.06)(3)
  Year ended 6/30/2004                                         2.14          2.14          (1.04)
  Year ended 6/30/2003                                         2.22          2.25          (0.64)
  Period from 2/4/2002(1) to 6/30/2002                         2.24(3)       2.32(3)       (0.51)(3)

                                                                                     YEAR ENDED JUNE 30,
                                    SIX MONTHS ENDED         --------------------------------------------------------------
                                    DECEMBER 31, 2004*                2004           2003          2002           2001
---------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                    24%                         64%            54%           75%            197%

(1) COMMENCEMENT OF OPERATIONS.
(2) TOTAL RETURNS EXCLUDE THE EFFECTS OF SALES CHARGES. PRIOR TO 7/1/2003, THE FUND'S INVESTMENT ADVISOR MAY HAVE WAIVED A PORTION OF ITS ADVISORY FEES AND REIMBURSED A PORTION OF THE FUND'S EXPENSES. WITHOUT SUCH WAIVER AND REIMBURSEMENT, THE FUND'S PERFORMANCE WOULD HAVE BEEN LOWER.
(3) ANNUALIZED.
*   UNAUDITED.

                      SEE NOTES TO THE FINANCIAL STATEMENTS

THE FOLLOWING PER SHARE DATA AND RATIOS HAVE BEEN DERIVED FROM INFORMATION PROVIDED IN THE FINANCIAL STATEMENTS.

                                                                             INCOME FROM INVESTMENT OPERATIONS
                                                                     -------------------------------------------------
                                                                                          NET GAIN
                                                                                         (LOSS) ON
                                                       NET ASSET                        SECURITIES
                                                         VALUE,            NET             (BOTH         TOTAL FROM
                                                       BEGINNING       INVESTMENT       REALIZED AND     INVESTMENT
ALL CAP VALUE FUND                                     OF PERIOD         INCOME          UNREALIZED)     OPERATIONS
----------------------------------------------------------------------------------------------------------------------
CLASS I
  Six months ended 12/31/2004*                      $         17.02  $          0.10  $          2.54  $          2.64
  Year ended 6/30/2004                                        12.58             0.03             4.43             4.46
  Period 12/31/2002(1) to 6/30/2003                           10.00             0.01             2.57             2.58

CLASS A
  Six months ended 12/31/2004*                                17.09             0.07             2.56             2.63
  Year ended 6/30/2004                                        12.62             0.01             4.48             4.49
  Period 12/31/2002(1) to 6/30/2003                           10.00             0.03             2.59             2.62

CLASS C
  Six months ended 12/31/2004*                                16.88             0.03             2.49             2.52
  Period 8/28/2003(1) to 6/30/2004                            14.32            (0.04)            2.61             2.57

                                                               DIVIDENDS AND DISTRIBUTIONS
                                                    -------------------------------------------------
                                                       DIVIDENDS      DISTRIBUTIONS
                                                       (FROM NET          (FROM
                                                       INVESTMENT        CAPITAL           TOTAL
ALL CAP VALUE FUND                                      INCOME)           GAINS)       DISTRIBUTIONS
------------------------------------------------------------------------------------------------------
CLASS I
  Six months ended 12/31/2004*                      $         (0.03) $         (0.06) $         (0.09)
  Year ended 6/30/2004                                        (0.01)           (0.01)           (0.02)
  Period 12/31/2002(1) to 6/30/2003                              --               --               --

CLASS A
  Six months ended 12/31/2004*                                (0.02)           (0.06)           (0.08)
  Year ended 6/30/2004                                        (0.01)           (0.01)           (0.02)
  Period 12/31/2002(1) to 6/30/2003                              --               --               --

CLASS C
  Six months ended 12/31/2004*                                   --            (0.06)           (0.06)
  Period 8/28/2003(1) to 6/30/2004                               --            (0.01)           (0.01)

                                                                                        NET ASSETS,
                                                      NET ASSET                           END OF
                                                      VALUE, END          TOTAL         PERIOD (IN
ALL CAP VALUE FUND                                    OF PERIOD         RETURN(2)       THOUSANDS)
-----------------------------------------------------------------------------------------------------
CLASS I
  Six months ended 12/31/2004*                      $         19.57            15.53% $        33,093
  Year ended 6/30/2004                                        17.02            35.48           22,678
  Period 12/31/2002(1) to 6/30/2003                           12.58            25.80            3,560

CLASS A
  Six months ended 12/31/2004*                                19.64            15.37           57,189
  Year ended 6/30/2004                                        17.09            35.56           35,438
  Period 12/31/2002(1) to 6/30/2003                           12.62            26.20               --

CLASS C
  Six months ended 12/31/2004*                                19.34            14.94           33,091
  Period 8/28/2003(1) to 6/30/2004                            16.88            17.97           20,739

                                                               RATIOS TO AVERAGE NET ASSETS
                                                    -------------------------------------------------
                                                       EXPENSES,                         INVESTMENT
                                                        NET OF                             INCOME --
ALL CAP VALUE FUND                                   REIMBURSEMENT       EXPENSES            NET
-----------------------------------------------------------------------------------------------------
CLASS I
  Six months ended 12/31/2004*                                 1.10%(3)          1.10%(3)    1.22%(3)
  Year ended 6/30/2004                                         1.15              1.25        0.32
  Period 12/31/2002(1) to 6/30/2003                            1.10(3)           5.84(3)     0.47(3)

CLASS A
  Six months ended 12/31/2004*                                 1.35(3)           1.35(3)     0.97(3)
  Year ended 6/30/2004                                         1.40              1.50        0.07
  Period 12/31/2002(1) to 6/30/2003                            1.10(3)           5.84(3)     0.47(3)

CLASS C
  Six months ended 12/31/2004*                                 2.10(3)           2.10(3)     0.22(3)
  Period 8/28/2003(1) to 6/30/2004                             2.35(3)           2.46(3)    (0.60)(3)

                                                        SIX MONTHS ENDED     YEAR ENDED     PERIOD DECEMBER 31, 2002(1)
                                                       DECEMBER 31, 2004*   JUNE 30, 2004     THROUGH JUNE 30, 2003
-----------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                        21%                30%                   11%

(1) COMMENCEMENT OF OPERATIONS.
(2) TOTAL RETURNS EXCLUDE THE EFFECTS OF SALES CHARGES. THE FUND'S INVESTMENT ADVISOR MAY HAVE WAIVED A PORTION OF ITS ADVISORY FEE AND REIMBURSED A PORTION OF THE FUND'S EXPENSES. WITHOUT SUCH WAIVER AND REIMBURSEMENT, THE FUND'S PERFORMANCE WOULD HAVE BEEN LOWER.
(3) ANNUALIZED.
*  UNAUDITED.

                      SEE NOTES TO THE FINANCIAL STATEMENTS

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2004

NOTE 1.

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. Hotchkis and Wiley Funds (the "Trust") is registered under the Investment Company Act of 1940 as an open-end, management investment company. The Trust was organized as a Delaware statutory trust on July 23, 2001 and consists of five series of shares. The Hotchkis and Wiley Core Value Fund, the Hotchkis and Wiley Large Cap Value Fund, the Hotchkis and Wiley Mid-Cap Value Fund and the Hotchkis and Wiley Small Cap Value Fund (collectively, the "H&W Funds") are diversified series and the Hotchkis and Wiley All Cap Value Fund (together with the H&W Funds, hereafter referred to as the "Funds") is a non-diversified series of the Trust. The Trust was organized to acquire the assets and liabilities of the Mercury HW Large Cap Value Fund, the Mercury HW Mid-Cap Value Fund and the Mercury HW Small Cap Value Fund (the "Mercury HW Funds"). On February 4, 2002, the Mercury HW Funds were reorganized into the Trust through a non-taxable exchange. These financial statements include operating results, changes in net assets and financial highlights of the Mercury HW Funds prior to the reorganization.

The Large Cap Value Fund and Mid-Cap Value Fund have five classes of shares:
Class A, Class B, Class C, Class I and Class R. The Small Cap Value Fund and All Cap Value Fund have four classes of shares: Class A, Class B, Class C and Class
I. The Core Value Fund and the All Cap Value Fund have issued only Class I, Class A and Class C shares. Class A shares are sold with a front-end sales charge. Class B and Class C shares may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B, Class C and Class R shares bear certain expenses related to the distribution and servicing fees of such shares. Each class has exclusive voting rights with respect to matters relating to its distribution and servicing expenditures (except that Class B shares have certain voting rights with respect to Class A distribution and servicing expenditures). The Small Cap Value Fund is closed to new investors. The Mid-Cap Value Fund is available to limited investors. Class B shares are no longer available for purchase, with limited exceptions. Class R shares are available only to certain retirement plans.

The Funds' unaudited financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds.

SECURITY VALUATION: Portfolio securities that are listed on a securities exchange (whether domestic or foreign) or The Nasdaq Stock Market ("NSM") are valued at the last sale price (or official closing price) on that day as of the close of the New York Stock Exchange (which is generally 4:00 p.m. New York time), or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange or NSM. Unlisted equity securities that are not included in NSM are valued at the average of the quoted bid and asked price in the over-the-counter market. Fixed-income securities are normally valued on the basis of quotes obtained from broker/dealers or pricing services. Short-term investments which mature in less than 60 days are valued at amortized cost, which approximates fair value. Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Securities and assets for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Trust's Board of Trustees.

FEDERAL INCOME TAXES: It is each Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and each Fund intends to distribute substantially all of its investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

INCOME AND EXPENSE ALLOCATION: Common expenses incurred by the Trust which are not allocable to a specific Fund are allocated among the Funds based upon relative net assets or evenly, depending on the nature of the expenditure. Net investment income, other than class-specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class at the beginning of the day (after adjusting for the current day's capital share activity of the respective class).

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income are declared and paid semi-annually for the Large Cap Value Fund and annually for the Core Value Fund, Mid-Cap Value Fund, Small Cap Value Fund and All Cap Value Fund. Distributions of net realized capital gains, if any, will be declared and paid at least annually.

SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security and shareholder transactions are recorded on trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income and dividends and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Generally accepted accounting principles require that permanent financial reporting and tax differences relating to shareholder distributions be reclassified within the capital accounts.

NOTE 2.

INVESTMENT ADVISORY AGREEMENTS AND TRANSACTIONS WITH AFFILIATES. The Trust has entered into an Investment Advisory Agreement for each of the Funds with Hotchkis and Wiley Capital Management, LLC (the "Advisor"), with which certain officers and a Trustee of the Trust are affiliated. The Advisor is a limited liability company, the primary members of which are HWCap Holdings, a limited liability company whose members are employees of the Advisor, and Stephens Group, Inc. and affiliates, which is a diversified holding company. The Advisor is responsible for the management of the Funds' investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. The Advisor receives a fee, computed daily and payable monthly, at the annual rates presented below as applied to each Fund's daily net assets. The Advisor has contractually agreed to pay all operating expenses in excess of the annual rates presented below as applied to such Fund's daily net assets through October 31, 2005.

                                         CORE            LARGE CAP           MID-CAP           SMALL CAP        ALL CAP
                                         VALUE             VALUE              VALUE              VALUE           VALUE
---------------------------------------------------------------------------------------------------------------------------
Annual Advisory Fee Rate                       0.75%             0.75%             0.75%             0.75%             0.75%
Annual cap on expenses -- Class I              0.95%             1.05%             1.15%             1.25%             1.25%
Annual cap on expenses -- Class A              1.20%             1.30%             1.40%             1.50%             1.50%
Annual cap on expenses -- Class B    Not applicable              2.05%             2.15%             2.25%   Not applicable
Annual cap on expenses -- Class C              1.20%             2.05%             2.15%             2.25%             2.25%
Annual cap on expenses -- Class R    Not applicable              1.55%             1.65%     Not applicable  Not applicable

The Trust has also entered into a Distribution Agreement with Stephens Inc. (the "Distributor" or "Stephens"), a wholly owned subsidiary of Stephens Group, Inc. and an affiliate of the Advisor. Pursuant to the Distribution Plan adopted by the Trust in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Funds pay the Distributor ongoing distribution and service fees. The fees are accrued daily and paid monthly at the annual rates based upon the average daily net assets of the shares as follows:

                                                                                  DISTRIBUTION AND SERVICE
                                                                                           FEE
------------------------------------------------------------------------------------------------------------
Class A                                                                                                0.25%
Class B                                                                                                1.00%
Class C                                                                                                1.00%
Class R                                                                                                0.50%

Pursuant to separate agreements with the Distributor, selected dealers and other financial intermediaries also provide distribution services to the Funds. The ongoing distribution and service fee compensates the Distributor and selected dealers for providing distribution-related and shareholder services to Class A, Class B, Class C and Class R shareholders.

For the six months ended December 31, 2004, Stephens earned underwriting concessions and dealer commissions on sales of the Funds' shares as follows:

                                                                           UNDERWRITING          DEALER
                                                                           CONCESSIONS        COMMISSIONS
------------------------------------------------------------------------------------------------------------
Core Value Fund -- Class A                                              $           2,561  $           1,830
Core Value Fund -- Class C                                                             --              7,165
Large Cap Value Fund -- Class A                                                    74,099             74,318
Large Cap Value Fund -- Class B                                                        --                 --
Large Cap Value Fund -- Class C                                                        --             15,267
Mid-Cap Value Fund -- Class A                                                      13,279              9,951
Mid-Cap Value Fund -- Class B                                                          --                  4
Mid-Cap Value Fund -- Class C                                                          --              6,899
Small Cap Value Fund -- Class A                                                     1,411              2,665
Small Cap Value Fund -- Class B                                                        --                 --
Small Cap Value Fund -- Class C                                                        --              1,201
All Cap Value Fund -- Class A                                                      20,276             72,684
All Cap Value Fund -- Class C                                                          --              3,279

Certain selected dealers and other financial intermediaries charge a fee for shareholder accounting services and administrative services that they provide to the Funds on behalf of certain shareholders; the portion of this fee paid by the Funds is included within transfer agent fees and expenses in the Statements of Operations.

The Trust has entered into an Administration Agreement with Stephens.

As permitted under Rule 10f-3 of the Investment Company Act of 1940, the Board of Trustees of the Trust has adopted procedures which allow the Funds, under certain conditions described in the Rule, to acquire newly issued securities from a member of an underwriting group in which an affiliated underwriter participates.

NOTE 3.

INVESTMENTS. Purchases and sales of investment securities, excluding short-term investments, for the six months ended December 31, 2004 were as follows:

                                       CORE VALUE     LARGE CAP VALUE    MID-CAP VALUE    SMALL CAP VALUE    ALL CAP VALUE
---------------------------------------------------------------------------------------------------------------------------
Purchases                           $    35,351,914   $ 1,305,212,409   $ 1,032,159,229   $   186,333,820   $    45,651,906
Sales                                       653,862        80,222,093       329,413,895       143,832,220        19,549,050

The following information is presented on an income tax basis as of December 31, 2004:

                                       CORE VALUE     LARGE CAP VALUE    MID-CAP VALUE    SMALL CAP VALUE    ALL CAP VALUE
---------------------------------------------------------------------------------------------------------------------------
Cost of investment                  $    34,730,080   $ 1,737,908,716   $ 2,413,646,783   $   537,242,959   $   101,125,522
Gross unrealized appreciation             4,139,746       231,360,195       504,883,534       177,141,076        19,741,531
Gross unrealized depreciation               148,754         1,713,220        16,308,347        16,305,854         2,127,143
Net unrealized appreciation
   on investments                         3,990,992       229,646,975       488,575,187       160,835,222        17,614,388
Distributable ordinary income
   (as of 6/30/2004)                             --         1,185,924        23,081,286        18,669,707                --
Distributable long-term gains
   (as of 6/30/2004)                             --         1,816,379         9,507,993        51,970,167           110,469

Any differences between book and tax are due primarily to wash sale losses and REITs tax adjustments.

The tax components of distributions paid during the six months ended December 31, 2004 and the fiscal year ended June 30, 2004, capital loss forwards as of June 30, 2004, and tax basis post-October losses as of June 30, 2004, which are not recognized for tax purposes until the first day of the following fiscal year, are:

                                  FOR THE SIX MONTHS ENDED
                                      DECEMBER 31, 2004                            FOR THE YEAR ENDED JUNE 30, 2004
                                  ------------------------        ------------------------------------------------------------------
                                    ORDINARY      LONG-TERM          ORDINARY        LONG-TERM        NET CAPITAL
                                     INCOME     CAPITAL GAINS          INCOME       CAPITAL GAINS        LOSS         POST-OCTOBER
                                  DISTRIBUTIONS DISTRIBUTIONS       DISTRIBUTIONS   DISTRIBUTIONS     CARRYOVERS         LOSSES
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Value                 $     1,064,764  $    616,943     $     1,064,764  $      616,943               --               --
Mid-Cap Value                        10,760,165     1,883,093          10,760,165       1,883,093               --               --
Small Cap Value                       8,598,344       468,845           8,598,344         468,845               --               --
All Cap Value                            50,079            --              50,079              --               --               --

NOTE 4.

CAPITAL SHARE TRANSACTIONS. Transactions in capital shares for each class were as follows:

                                                                     FOR THE PERIOD
                                                                   AUGUST 30, 2004* TO
                                                                    DECEMBER 31, 2004
                                                              ------------------------------
                                                                                  DOLLAR
CORE VALUE FUND -- CLASS I                                        SHARES          AMOUNT
--------------------------------------------------------------------------------------------
Shares sold                                                       2,830,268    $  29,150,588
Shares issued to shareholders in reinvestment of dividends
   and distributions                                                  8,113           91,191
                                                              -------------    -------------
Total issued                                                      2,838,381       29,241,779
Shares redeemed                                                    (162,853)      (1,838,454)
                                                              -------------    -------------
Net increase                                                      2,675,528    $  27,403,325
                                                              =============    =============

                                                                     FOR THE PERIOD
                                                                   AUGUST 30, 2004* TO
                                                                    DECEMBER 31, 2004
                                                              ------------------------------
                                                                                  DOLLAR
CORE VALUE FUND -- CLASS A                                        SHARES          AMOUNT
--------------------------------------------------------------------------------------------
Shares sold                                                         326,100    $   3,523,317
Shares issued to shareholders in reinvestment of dividends
   and distributions                                                    279            3,131
                                                              -------------    -------------
Total issued                                                        326,379        3,526,448
Shares redeemed                                                      (3,220)         (36,323)
                                                              -------------    -------------
Net increase                                                        323,159    $   3,490,125
                                                              =============    =============

                                                                     FOR THE PERIOD
                                                                   AUGUST 30, 2004* TO
                                                                    DECEMBER 31, 2004
                                                              ------------------------------
                                                                                  DOLLAR
CORE VALUE FUND -- CLASS C                                        SHARES          AMOUNT
--------------------------------------------------------------------------------------------
Shares sold                                                         389,441    $   4,095,345
Shares issued to shareholders in reinvestment of dividends
   and distributions                                                     42              476
                                                              -------------    -------------
Total issued                                                        389,483        4,095,821
Shares redeemed                                                     (14,749)        (149,853)
                                                              -------------    -------------
Net increase                                                        374,734    $   3,945,968
                                                              =============    =============

----------
*    Commencement of operations.

                                                               FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                                                  DECEMBER 31, 2004                  JUNE 30, 2004
                                                             ----------------------------    -----------------------------
                                                                                DOLLAR                          DOLLAR
LARGE CAP VALUE FUND -- CLASS I                                 SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Shares sold                                                   16,396,114    $ 341,018,275       8,504,090    $ 158,794,287
Shares issued to shareholders in reinvestment of dividends
   and distributions                                             159,050        3,470,900          26,724          461,748
                                                             -----------    -------------    ------------    -------------
Total issued                                                  16,555,194      344,489,175       8,530,814      159,256,035
Shares redeemed                                               (1,325,476)     (27,389,884)     (1,426,615)     (25,455,786)
                                                             -----------    -------------    ------------    -------------
Net increase                                                  15,229,718    $ 317,099,291       7,104,199    $ 133,800,249
                                                             ===========    =============    ============    =============

                                                               FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                                                  DECEMBER 31, 2004                  JUNE 30, 2004
                                                             ----------------------------    -----------------------------
                                                                                DOLLAR                          DOLLAR
LARGE CAP VALUE FUND -- CLASS A                                 SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Shares sold                                                   40,211,888    $ 857,165,145      15,276,145    $ 284,828,586
Shares issued to shareholders in reinvestment of dividends
   and distributions                                             221,206        4,846,095          29,396          516,588
                                                             -----------    -------------    ------------    -------------
Total issued                                                  40,433,094      862,011,240      15,305,541      285,345,174
Shares redeemed                                               (1,891,232)     (39,629,865)     (1,643,122)     (30,991,894)
                                                             -----------    -------------    ------------    -------------
Net increase                                                  38,541,862    $ 822,381,375      13,662,419    $ 254,353,280
                                                             ===========    =============    ============    =============

                                                               FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                                                  DECEMBER 31, 2004                  JUNE 30, 2004
                                                             ----------------------------    -----------------------------
                                                                                DOLLAR                          DOLLAR
LARGE CAP VALUE FUND -- CLASS B                                 SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Shares sold                                                       49,724    $   1,026,580         324,753    $   5,881,041
Shares issued to shareholders in reinvestment of dividends
   and distributions                                                 325            7,123             236            4,235
                                                             -----------    -------------    ------------    -------------
Total issued                                                      50,049        1,033,703         324,989        5,885,276
Shares redeemed                                                  (40,278)        (840,056)        (29,193)        (535,519)
                                                             -----------    -------------    ------------    -------------
Net increase                                                       9,771    $     193,647         295,796    $   5,349,757
                                                             ===========    =============    ============    =============

                                                               FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                                                  DECEMBER 31, 2004                  JUNE 30, 2004
                                                             ----------------------------    -----------------------------
                                                                                DOLLAR                          DOLLAR
LARGE CAP VALUE FUND -- CLASS C                                 SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Shares sold                                                    5,592,174    $ 115,802,762       3,942,737    $  74,028,799
Shares issued to shareholders in reinvestment of dividends
   and distributions                                              10,074          220,618           1,045           18,699
                                                             -----------    -------------    ------------    -------------
Total issued                                                   5,602,248      116,023,380       3,943,782       74,047,498
Shares redeemed                                                 (149,931)      (3,125,864)       (121,446)      (2,292,037)
                                                             -----------    -------------    ------------    -------------
Net increase                                                   5,452,317    $ 112,897,516       3,822,336    $  71,755,461
                                                             ===========    =============    ============    =============

                                                                                                    FOR THE PERIOD
                                                               FOR THE SIX MONTHS ENDED           AUGUST 28, 2003* TO
                                                                  DECEMBER 31, 2004                  JUNE 30, 2004
                                                             ----------------------------    -----------------------------
                                                                                DOLLAR                          DOLLAR
LARGE CAP VALUE FUND -- CLASS R                                 SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Shares sold                                                      268,329    $   5,595,243         110,612    $   2,136,400
Shares issued to shareholders in reinvestment of dividends
   and distributions                                               1,202           26,558              --               --
                                                             -----------    -------------    ------------    -------------
Total issued                                                     269,531        5,621,801         110,612        2,136,400
Shares redeemed                                                  (24,628)        (527,841)        (28,413)        (549,940)
                                                             -----------    -------------    ------------    -------------
Net increase                                                     244,903    $   5,093,960          82,199    $   1,586,460
                                                             ===========    =============    ============    =============

                                                               FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                                                  DECEMBER 31, 2004                  JUNE 30, 2004
                                                             ----------------------------    -----------------------------
                                                                                DOLLAR                          DOLLAR
MID-CAP VALUE FUND -- CLASS I                                   SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Shares sold                                                   26,088,120    $ 666,848,291      30,895,172    $ 689,872,564
Shares issued to shareholders in reinvestment of dividends
   and distributions                                           1,743,597       46,153,022         270,693        5,828,022
                                                             -----------    -------------    ------------    -------------
Total issued                                                  27,831,717      713,001,313      31,165,865      695,700,586
Shares redeemed                                               (2,446,781)     (61,601,855)     (3,340,158)     (73,747,488)
                                                             -----------    -------------    ------------    -------------
Net increase                                                  25,384,936    $ 651,399,458      27,825,707    $ 621,953,098
                                                             ===========    =============    ============    =============

                                                               FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                                                  DECEMBER 31, 2004                  JUNE 30, 2004
                                                             ----------------------------    -----------------------------
                                                                                DOLLAR                          DOLLAR
MID-CAP VALUE FUND -- CLASS A                                   SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Shares sold                                                   10,734,998    $ 270,491,505      30,692,639    $ 692,631,348
Shares issued to shareholders in reinvestment of dividends
   and distributions                                             855,825       22,576,650         123,180        2,646,088
                                                             -----------    -------------    ------------    -------------
Total issued                                                  11,590,823      293,068,155      30,815,819      695,277,436
Shares redeemed                                               (3,775,391)     (94,056,300)     (3,302,405)     (74,676,124)
                                                             -----------    -------------    ------------    -------------
Net increase                                                   7,815,432    $ 199,011,855      27,513,414    $ 620,601,312
                                                             ===========    =============    ============    =============

                                                               FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                                                  DECEMBER 31, 2004                  JUNE 30, 2004
                                                             ----------------------------    -----------------------------
                                                                                DOLLAR                          DOLLAR
MID-CAP VALUE FUND -- CLASS B                                   SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Shares sold                                                      209,305    $   5,218,864       1,238,979    $  26,836,506
Shares issued to shareholders in reinvestment of dividends
   and distributions                                              12,775          329,592           2,782           58,844
                                                             -----------    -------------    ------------    -------------
Total issued                                                     222,080        5,548,456       1,241,761       26,895,350
Shares redeemed                                                 (169,041)      (4,190,460)       (269,924)      (5,892,264)
                                                             -----------    -------------    ------------    -------------
Net increase                                                      53,039    $   1,357,996         971,837    $  21,003,086
                                                             ===========    =============    ============    =============

----------
*    Commencement of operations.

                                                               FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                                                  DECEMBER 31, 2004                  JUNE 30, 2004
                                                             ----------------------------    -----------------------------
                                                                                DOLLAR                          DOLLAR
MID-CAP VALUE FUND -- CLASS C                                   SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Shares sold                                                      904,519    $  22,507,141       7,807,579    $ 171,457,635
Shares issued to shareholders in reinvestment of dividends
   and distributions                                             109,770        2,835,346          14,236          301,367
                                                             -----------    -------------    ------------    -------------
Total issued                                                   1,014,289       25,342,487       7,821,815      171,759,002
Shares redeemed                                                 (210,413)      (5,158,028)       (304,214)      (6,845,806)
                                                             -----------    -------------    ------------    -------------
Net increase                                                     803,876    $  20,184,459       7,517,601    $ 164,913,196
                                                             ===========    =============    ============    =============

                                                                                                    FOR THE PERIOD
                                                               FOR THE SIX MONTHS ENDED           AUGUST 28, 2003* TO
                                                                  DECEMBER 31, 2004                  JUNE 30, 2004
                                                             ----------------------------    -----------------------------
                                                                                DOLLAR                          DOLLAR
MID-CAP VALUE FUND -- CLASS R                                   SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Shares sold                                                      365,570    $   9,471,658         189,139    $   4,443,651
Shares issued to shareholders in reinvestment of dividends
   and distributions                                               4,171          111,327              28              607
                                                             -----------    -------------    ------------    -------------
Total issued                                                     369,741        9,582,985         189,167        4,444,258
Shares redeemed                                                  (37,333)        (969,401)        (26,441)        (619,056)
                                                             -----------    -------------    ------------    -------------
Net increase                                                     332,408    $   8,613,584         162,726    $   3,825,202
                                                             ===========    =============    ============    =============

                                                               FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                                                  DECEMBER 31, 2004                  JUNE 30, 2004
                                                             ----------------------------    -----------------------------
                                                                                DOLLAR                          DOLLAR
SMALL CAP VALUE FUND -- CLASS I                                 SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Shares sold                                                    2,483,299    $ 124,865,332       4,043,877    $ 177,582,301
Shares issued to shareholders in reinvestment of dividends
   and distributions                                             556,040       27,129,214          50,225        2,225,455
                                                             -----------    -------------    ------------    -------------
Total issued                                                   3,039,339      151,994,546       4,094,102      179,807,756
Shares redeemed                                                 (698,030)     (35,328,718)     (1,620,540)     (73,239,516)
                                                             -----------    -------------    ------------    -------------
Net increase                                                   2,341,309    $ 116,665,828       2,473,562    $ 106,568,240
                                                             ===========    =============    ============    =============

                                                               FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                                                  DECEMBER 31, 2004                  JUNE 30, 2004
                                                             ----------------------------    -----------------------------
                                                                                DOLLAR                          DOLLAR
SMALL CAP VALUE FUND -- CLASS A                                 SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Shares sold                                                      509,751    $  25,819,425       2,475,984    $ 101,232,269
Shares issued to shareholders in reinvestment of dividends
   and distributions                                             402,977       19,770,027          61,526        2,746,209
                                                             -----------    -------------    ------------    -------------
Total issued                                                     912,728       45,589,452       2,537,510      103,978,478
Shares redeemed                                                 (481,279)     (24,002,426)     (1,447,269)     (66,015,319)
                                                             -----------    -------------    ------------    -------------
Net increase                                                     431,449    $  21,587,026       1,090,241    $  37,963,159
                                                             ===========    =============    ============    =============

----------
*    Commencement of operations.

                                                               FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                                                  DECEMBER 31, 2004                  JUNE 30, 2004
                                                             ----------------------------    -----------------------------
                                                                                DOLLAR                          DOLLAR
SMALL CAP VALUE FUND -- CLASS B                                 SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Shares sold                                                       55,732    $   2,701,432         136,073    $   5,673,528
Shares issued to shareholders in reinvestment of dividends
   and distributions                                               4,393          207,679             551           24,001
                                                             -----------    -------------    ------------    -------------
Total issued                                                      60,125        2,909,111         136,624        5,697,529
Shares redeemed                                                  (19,742)        (981,685)        (46,451)      (2,071,175)
                                                             -----------    -------------    ------------    -------------
Net increase                                                      40,383    $   1,927,426          90,173    $   3,626,354
                                                             ===========    =============    ============    =============

                                                               FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                                                  DECEMBER 31, 2004                  JUNE 30, 2004
                                                             ----------------------------    -----------------------------
                                                                                DOLLAR                          DOLLAR
SMALL CAP VALUE FUND -- CLASS C                                 SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Shares sold                                                       79,559    $   3,800,382         329,196    $  13,126,574
Shares issued to shareholders in reinvestment of dividends
   and distributions                                              17,983          851,146           2,459          107,194
                                                             -----------    -------------    ------------    -------------
Total issued                                                      97,542        4,651,528         331,655       13,233,768
Shares redeemed                                                  (39,728)      (1,910,577)        (77,604)      (3,504,040)
                                                             -----------    -------------    ------------    -------------
Net increase                                                      57,814    $   2,740,951         254,051    $   9,729,728
                                                             ===========    =============    ============    =============

                                                               FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                                                  DECEMBER 31, 2004                  JUNE 30, 2004
                                                             ----------------------------    -----------------------------
                                                                                DOLLAR                          DOLLAR
ALL CAP VALUE FUND -- CLASS I                                   SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Shares sold                                                      469,839    $   7,836,321       1,227,820    $  19,857,402
Shares issued to shareholders in reinvestment of dividends
   and distributions                                               8,009          154,249           1,595           26,033
                                                             -----------    -------------    ------------    -------------
Total issued                                                     477,848        7,990,570       1,229,415       19,883,435
Shares redeemed                                                 (118,860)      (2,026,145)       (180,233)      (3,138,665)
                                                             -----------    -------------    ------------    -------------
Net increase                                                     358,988    $   5,964,425       1,049,182    $  16,744,770
                                                             ===========    =============    ============    =============

                                                               FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                                                  DECEMBER 31, 2004                  JUNE 30, 2004
                                                             ----------------------------    -----------------------------
                                                                                DOLLAR                          DOLLAR
ALL CAP VALUE FUND -- CLASS A                                   SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Shares sold                                                    1,172,626    $  20,547,949       2,715,376    $  45,129,305
Shares issued to shareholders in reinvestment of dividends
   and distributions                                               7,700          148,852             665           10,911
                                                             -----------    -------------    ------------    -------------
Total issued                                                   1,180,326       20,696,801       2,716,041       45,140,216
Shares redeemed                                                 (341,837)      (5,856,502)       (642,391)     (10,674,019)
                                                             -----------    -------------    ------------    -------------
Net increase                                                     838,489    $  14,840,299       2,073,650    $  34,466,197
                                                             ===========    =============    ============    =============

                                                                                                    FOR THE PERIOD
                                                               FOR THE SIX MONTHS ENDED           AUGUST 28, 2003* TO
                                                                  DECEMBER 31, 2004                  JUNE 30, 2004
                                                             ----------------------------    -----------------------------
                                                                                DOLLAR                          DOLLAR
ALL CAP VALUE FUND -- CLASS C                                   SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Shares sold                                                      622,310    $  10,740,034       1,323,205    $  21,902,203
Shares issued to shareholders in reinvestment of dividends
   and distributions                                               1,949           37,124              33              531
                                                             -----------    -------------    ------------    -------------
Total issued                                                     624,259       10,777,158       1,323,238       21,902,734
Shares redeemed                                                 (141,853)      (2,404,423)        (94,800)      (1,556,705)
                                                             -----------    -------------    ------------    -------------
Net increase                                                     482,406    $   8,372,735       1,228,438    $  20,346,029
                                                             ===========    =============    ============    =============

*    Commencement of operations.

NOTE 5.

INDEMNIFICATIONS. Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, the Funds expect the risk of loss to be remote.

NOTE 6.

SUBSEQUENT EVENT. The Board of Trustees of the Trust has approved new service provider arrangements for the Funds. Effective on or about April 1, 2005, Quasar Distributors, LLC and U.S. Bancorp Fund Services, LLC will replace Stephens Inc. as Principal Underwriter and Administrator, respectively.

[GRAPHIC]

                                     ADVISOR
                   HOTCHKIS AND WILEY CAPITAL MANAGEMENT, LLC
                      725 SOUTH FIGUEROA STREET, 39TH FLOOR
                          LOS ANGELES, CALIFORNIA 90017

                                  LEGAL COUNSEL
                      PAUL, HASTINGS, JANOFSKY & WALKER LLP
                          55 SECOND STREET, 24TH FLOOR
                         SAN FRANCISCO, CALIFORNIA 94105

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                           PRICEWATERHOUSECOOPERS LLP
                             350 SOUTH GRAND AVENUE
                          LOS ANGELES, CALIFORNIA 90071

                          DISTRIBUTOR AND ADMINISTRATOR
                                  STEPHENS INC.
                          111 CENTER STREET, 14TH FLOOR
                           LITTLE ROCK, ARKANSAS 72201

                                 TRANSFER AGENT
                         U.S. BANCORP FUND SERVICES, LLC
                            615 EAST MICHIGAN STREET
                           MILWAUKEE, WISCONSIN 53202

                                    CUSTODIAN
                          BROWN BROTHERS HARRIMAN & CO.
                                 40 WATER STREET
                           BOSTON, MASSACHUSETTS 02109

HOTCHKIS AND WILEY FUNDS FILE A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SECURITIES AND EXCHANGE COMMISSION ("SEC") FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THE FUNDS' FORMS N-Q ARE AVAILABLE FREE OF CHARGE ON THE SEC'S WEBSITE AT http://www.sec.gov. YOU MAY ALSO REVIEW OR, FOR A FEE, COPY THE FORMS AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. (1-800-SEC-0330). THE FORMS N-Q ARE ALSO AVAILABLE ON OUR WEBSITE AT http://www.hwcm.com UNDER THE "DOWNLOAD CENTER".

A DESCRIPTION OF THE POLICIES AND PROCEDURES THAT THE FUNDS USE TO DETERMINE HOW TO VOTE PROXIES RELATING TO PORTFOLIO SECURITIES IS INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION, WHICH IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING 1-866-HW-FUNDS (1-866-493-8637) AND ON THE SEC'S WEBSITE AT http://www.sec.gov.

INFORMATION REGARDING HOW THE FUNDS VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE 12-MONTH PERIOD ENDED JUNE 30, 2004 IS AVAILABLE ON THE FUNDS' WEBSITE AT http://www.hwcm.com AND ON THE SEC'S WEBSITE AT http://www.sec.gov.

THIS REPORT IS FOR THE INFORMATION OF SHAREHOLDERS OF THE HOTCHKIS AND WILEY FUNDS, BUT MAY ALSO BE USED AS SALES LITERATURE WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH GIVES DETAILS ABOUT CHARGES, EXPENSES, INVESTMENT OBJECTIVES AND OPERATING POLICIES OF THE FUNDS.

                                                 [HOTCHKIS AND WILEY FUNDS LOGO]

                                           725 SOUTH FIGUEROA STREET, 39TH FLOOR

                                              LOS ANGELES, CALIFORNIA 90017-5439
                                                                    www.hwcm.com
                                                 1.866.HW.FUNDS (1.866.493.8637)

                                                              CODE #HWF-SAR-1204

                                                               DECEMBER 31, 2004

                               SEMI-ANNUAL REPORT

Item 2 - Code of Ethics

         Not applicable for filing Semiannual reports to Shareholders.

Item 3 - Audit Committee Financial Expert

         Not applicable for filing Semiannual reports to Shareholders.

Item 4 - Principal Accountant Fees and Services

         Not applicable for filing Semiannual reports to Shareholders.

Item 5 - Audit Committee of Listed Registrants

         Not applicable.

Item 6 - Schedule of Investments

         Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not applicable to this registrant, insofar as the registrant is not a closed end management investment company.

Item 8 - Portfolio Managers of Closed-End Management Investment Companies

         Not applicable to this registrant, insofar as the registrant is not a closed end management investment company.

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

         Not applicable to this registrant, insofar as the registrant is not a closed end management investment company.

Item 10 - Submission of Matters to a Vote of Security Holders

         No material changes have been made to registrant's procedures by which shareholders may recommend nominees to registrant's Board of Trustees.

Item 11 - Controls and Procedures

(a) The officers providing the certifications in this report in accordance with Rule 30a-2 under the Investment Company Act of 1940 (the "Act")have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Act), that such controls and procedures are effective, based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 - Exhibits

(a)(1) - Not applicable

(a)(2) - Certifications:  Attached hereto.

(a)(3) - Not applicable

(b)    - Certification:  Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hotchkis and Wiley Funds


By: /s/ Nancy D. Celick
    -------------------------------------------
    Nancy D. Celick,
    President of Hotchkis and Wiley Funds

Date: February 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Hotchkis and Wiley Funds


By: /s/ Nancy D. Celick
    -------------------------------------------
    Nancy D. Celick,
    President of Hotchkis and Wiley Funds

Date: February 25, 2005

By: /s/ Anna Marie Lopez
    -------------------------------------------
    Anna Marie Lopez,
    Treasurer of Hotchkis and Wiley Funds

Date: February 25, 2005

                                  EXHIBIT INDEX

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer as required by Rule 30a-2 under the Investment Company Act of 1940.

(b) Certification of Principal Executive Officer and Principal Financial Officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.